UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

500 Index Fund Investor Shares - VFINX

500 Index Fund ETF Shares - VOO

500 Index Fund Admiral™ Shares - VFIAX

500 Index Fund Institutional Select Shares - VFFSX

Value Index Fund Investor Shares - VIVAX

Value Index Fund ETF Shares - VTV

Value Index Fund Admiral™ Shares - VVIAX

Value Index Fund Institutional Shares - VIVIX

Growth Index Fund Investor Shares - VIGRX

Growth Index Fund ETF Shares - VUG

Growth Index Fund Admiral™ Shares - VIGAX

Growth Index Fund Institutional Shares - VIGIX

Large-Cap Index Fund Investor Shares - VLACX

Large-Cap Index Fund ETF Shares - VV

Large-Cap Index Fund Admiral™ Shares - VLCAX

Large-Cap Index Fund Institutional Shares - VLISX

Vanguard 500 Index Fund

Investor Shares (VFINX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR40

Vanguard 500 Index Fund

ETF Shares (VOO) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR968

Vanguard 500 Index Fund

Admiral™ Shares (VFIAX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR540

Vanguard 500 Index Fund

Institutional Select Shares (VFFSX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1940

Vanguard Value Index Fund

Investor Shares (VIVAX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR6

Vanguard Value Index Fund

ETF Shares (VTV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR966

Vanguard Value Index Fund

Admiral™ Shares (VVIAX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR506

Vanguard Value Index Fund

Institutional Shares (VIVIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR867

Vanguard Growth Index Fund

Investor Shares (VIGRX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR9

Vanguard Growth Index Fund

ETF Shares (VUG) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR967

Vanguard Growth Index Fund

Admiral™ Shares (VIGAX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR509

Vanguard Growth Index Fund

Institutional Shares (VIGIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR868

Vanguard Large-Cap Index Fund

Investor Shares (VLACX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR307

Vanguard Large-Cap Index Fund

ETF Shares (VV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR961

Vanguard Large-Cap Index Fund

Admiral™ Shares (VLCAX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5307

Vanguard Large-Cap Index Fund

Institutional Shares (VLISX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR807

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard 500 Index Fund

Contents
Financial Statements	1

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (9.8%)
	Meta Platforms Inc. Class A	61,617,079	45,478,950
	Alphabet Inc. Class A	165,174,128	29,108,637
	Alphabet Inc. Class C	133,233,867	23,634,356
*	Netflix Inc.	12,077,614	16,173,495
	Walt Disney Co.	51,019,421	6,326,918
	AT&T Inc.	204,211,982	5,909,895
	Verizon Communications Inc.	119,649,382	5,177,229
	Comcast Corp. Class A	105,687,880	3,772,001
	T-Mobile US Inc.	13,533,678	3,224,534
*	Take-Two Interactive Software Inc.	4,809,291	1,167,936
*	Charter Communications Inc. Class A	2,709,347	1,107,608
	Electronic Arts Inc.	6,477,236	1,034,415
*	Warner Bros Discovery Inc.	63,911,988	732,431
*	Live Nation Entertainment Inc.	4,473,839	676,802
	Omnicom Group Inc.	5,538,635	398,449
	TKO Group Holdings Inc.	1,903,191	346,286
	Fox Corp. Class A	6,113,398	342,595
	News Corp. Class A	10,887,520	323,577
	Interpublic Group of Cos. Inc.	10,496,569	256,956
[1]	Paramount Global Class B	17,084,991	220,396
	Match Group Inc.	6,960,329	215,005
	Fox Corp. Class B	3,703,888	191,232
[1]	News Corp. Class B	2,996,830	102,821
			145,922,524
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	268,149,898	58,829,406
*	Tesla Inc.	79,527,223	25,262,618
	Home Depot Inc.	28,208,374	10,342,318
	McDonald's Corp.	20,292,899	5,928,976
	Booking Holdings Inc.	923,439	5,346,010
	TJX Cos. Inc.	31,687,187	3,913,051
	Lowe's Cos. Inc.	15,884,929	3,524,389
	Starbucks Corp.	32,250,767	2,955,138
*	DoorDash Inc. Class A	9,730,432	2,398,649
	NIKE Inc. Class B	33,432,155	2,375,020
	Royal Caribbean Cruises Ltd.	7,090,256	2,220,243
*	O'Reilly Automotive Inc.	24,260,003	2,186,554
*	Chipotle Mexican Grill Inc.	38,237,297	2,147,024
	Hilton Worldwide Holdings Inc.	6,746,714	1,796,920
	Marriott International Inc. Class A	6,450,922	1,762,456
*	AutoZone Inc.	474,128	1,760,072
*	Airbnb Inc. Class A	12,248,194	1,620,926
	General Motors Co.	27,290,204	1,342,951
	Ross Stores Inc.	9,334,772	1,190,930
	Ford Motor Co.	109,323,201	1,186,157
	Yum! Brands Inc.	7,887,821	1,168,817
	DR Horton Inc.	7,847,475	1,011,697
	eBay Inc.	13,085,374	974,337
	Garmin Ltd.	4,372,158	912,557
*	Carnival Corp.	29,804,715	838,109
	Tractor Supply Co.	15,050,128	794,195
*	Lululemon Athletica Inc.	3,137,850	745,490
	Lennar Corp. Class A	6,590,894	729,019
	Darden Restaurants Inc.	3,321,824	724,058
*	NVR Inc.	82,944	612,596
	PulteGroup Inc.	5,689,856	600,052
*	Ulta Beauty Inc.	1,281,774	599,640
	Expedia Group Inc.	3,451,732	582,238
	Williams-Sonoma Inc.	3,488,150	569,859
1

500 Index Fund
		Shares	Market Value• ($000)
	Tapestry Inc.	5,896,160	517,742
	Genuine Parts Co.	3,939,853	477,944
*	Deckers Outdoor Corp.	4,308,639	444,091
	Domino's Pizza Inc.	971,318	437,676
*	Aptiv plc	6,180,077	421,605
	Las Vegas Sands Corp.	9,627,772	418,904
	Best Buy Co. Inc.	5,468,440	367,096
	Pool Corp.	1,067,444	311,139
	Ralph Lauren Corp.	1,131,895	310,456
*	CarMax Inc.	4,324,522	290,651
	Hasbro Inc.	3,738,919	276,007
	LKQ Corp.	7,327,600	271,195
*	Norwegian Cruise Line Holdings Ltd.	12,684,097	257,234
	Wynn Resorts Ltd.	2,497,957	233,984
*	MGM Resorts International	5,870,528	201,887
*	Caesars Entertainment Inc.	5,903,983	167,614
*	Mohawk Industries Inc.	1,473,295	154,460
			154,512,157
Consumer Staples (5.5%)
	Costco Wholesale Corp.	12,591,681	12,465,009
	Walmart Inc.	122,615,178	11,989,312
	Procter & Gamble Co.	66,538,491	10,600,912
	Philip Morris International Inc.	44,174,133	8,045,435
	Coca-Cola Co.	109,936,977	7,778,041
	PepsiCo Inc.	38,911,891	5,137,926
	Altria Group Inc.	47,802,782	2,802,677
	Mondelez International Inc. Class A	36,745,540	2,478,119
	Colgate-Palmolive Co.	22,997,783	2,090,499
	Keurig Dr Pepper Inc.	38,538,355	1,274,078
	Target Corp.	12,892,587	1,271,854
*	Monster Beverage Corp.	19,923,810	1,248,027
	Kimberly-Clark Corp.	9,415,226	1,213,811
	Kroger Co.	16,386,813	1,175,426
	Kenvue Inc.	54,476,252	1,140,188
	Sysco Corp.	13,759,877	1,042,173
	General Mills Inc.	15,544,312	805,351
	Archer-Daniels-Midland Co.	13,629,700	719,376
	Dollar General Corp.	6,243,295	714,108
	Constellation Brands Inc. Class A	4,344,470	706,758
	Hershey Co.	4,198,268	696,703
	Church & Dwight Co. Inc.	6,990,712	671,877
	Kraft Heinz Co.	24,525,407	633,246
	Kellanova	7,632,166	606,986
*	Dollar Tree Inc.	5,606,646	555,282
	McCormick & Co. Inc.	7,172,473	543,817
	Estee Lauder Cos. Inc. Class A	6,647,930	537,153
	Tyson Foods Inc. Class A	8,124,897	454,507
	Clorox Co.	3,499,464	420,181
	Bunge Global SA	3,816,122	306,358
	J M Smucker Co.	3,020,699	296,633
	Conagra Brands Inc.	13,550,727	277,383
	Hormel Foods Corp.	8,274,055	250,290
	Walgreens Boots Alliance Inc.	20,373,982	233,893
	Molson Coors Beverage Co. Class B	4,862,456	233,836
	Lamb Weston Holdings Inc.	4,006,094	207,716
	Campbell's Co.	5,579,646	171,016
	Brown-Forman Corp. Class B	5,159,751	138,849
			81,934,806
Energy (3.0%)
	Exxon Mobil Corp.	122,319,028	13,185,991
	Chevron Corp.	46,093,591	6,600,141
	ConocoPhillips	35,826,656	3,215,084
	Williams Cos. Inc.	34,652,053	2,176,495
	EOG Resources Inc.	15,488,248	1,852,549
	Kinder Morgan Inc.	54,859,215	1,612,861
	Marathon Petroleum Corp.	8,717,997	1,448,147
	ONEOK Inc.	17,725,156	1,446,905
	Phillips 66	11,564,949	1,379,698
	Schlumberger NV	38,592,716	1,304,434
2

500 Index Fund
		Shares	Market Value• ($000)
	Valero Energy Corp.	8,886,991	1,194,589
	Hess Corp.	7,866,605	1,089,839
	Baker Hughes Co.	28,124,107	1,078,278
	Targa Resources Corp.	6,157,764	1,071,944
	EQT Corp.	16,985,343	990,585
	Occidental Petroleum Corp.	20,104,418	844,587
	Diamondback Energy Inc.	5,307,506	729,251
	Expand Energy Corp.	6,147,450	718,883
	Devon Energy Corp.	18,226,563	579,787
	Texas Pacific Land Corp.	534,768	564,924
	Coterra Energy Inc.	21,668,204	549,939
	Halliburton Co.	24,404,400	497,362
	APA Corp.	10,242,628	187,338
			44,319,611
Financials (13.9%)
*	Berkshire Hathaway Inc. Class B	52,041,697	25,280,295
	JPMorgan Chase & Co.	77,571,155	22,488,654
	Visa Inc. Class A	48,308,292	17,151,859
	Mastercard Inc. Class A	23,020,421	12,936,095
	Bank of America Corp.	176,466,452	8,350,393
	Wells Fargo & Co.	92,353,632	7,399,373
	Goldman Sachs Group Inc.	8,294,046	5,870,111
	American Express Co.	15,707,141	5,010,264
	Morgan Stanley	35,058,524	4,938,344
	S&P Global Inc.	8,908,662	4,697,448
	Progressive Corp.	16,637,208	4,439,805
	Charles Schwab Corp.	48,471,942	4,422,580
	Blackrock Inc.	4,132,913	4,336,459
	Citigroup Inc.	48,954,747	4,167,028
	Capital One Financial Corp.	18,151,505	3,861,914
	Blackstone Inc.	20,707,198	3,097,383
	Chubb Ltd.	10,576,884	3,064,335
	Marsh & McLennan Cos. Inc.	13,984,031	3,057,469
	Intercontinental Exchange Inc.	16,279,838	2,986,862
	CME Group Inc.	10,227,080	2,818,788
*	Fiserv Inc.	15,733,874	2,712,677
	KKR & Co. Inc.	19,209,488	2,555,438
	Arthur J Gallagher & Co.	7,267,657	2,326,522
	Moody's Corp.	4,390,759	2,202,361
	Aon plc Class A (XNYS)	6,129,118	2,186,624
*	Coinbase Global Inc. Class A	5,999,676	2,102,826
	PNC Financial Services Group Inc.	11,224,541	2,092,479
*	PayPal Holdings Inc.	27,598,500	2,051,121
	US Bancorp	44,210,499	2,000,525
	Bank of New York Mellon Corp.	20,303,318	1,849,835
	Apollo Global Management Inc.	12,812,077	1,817,649
	Travelers Cos. Inc.	6,429,900	1,720,255
	Truist Financial Corp.	37,155,573	1,597,318
	Allstate Corp.	7,514,482	1,512,740
	Aflac Inc.	13,807,319	1,456,120
	Ameriprise Financial Inc.	2,702,841	1,442,587
	American International Group Inc.	16,353,852	1,399,726
	MetLife Inc.	16,000,035	1,286,723
	MSCI Inc.	2,195,413	1,266,183
	Fidelity National Information Services Inc.	14,913,493	1,214,107
	Prudential Financial Inc.	10,044,300	1,079,160
	Nasdaq Inc.	11,734,168	1,049,269
	Hartford Insurance Group Inc.	8,064,734	1,023,173
	Arch Capital Group Ltd.	10,589,564	964,180
	M&T Bank Corp.	4,555,619	883,745
	Brown & Brown Inc.	7,952,887	881,737
	State Street Corp.	8,090,959	860,393
	Willis Towers Watson plc	2,719,363	833,485
	Raymond James Financial Inc.	5,154,541	790,552
	Fifth Third Bancorp	18,948,170	779,338
	Synchrony Financial	10,805,641	721,168
	Northern Trust Corp.	5,521,922	700,124
	Huntington Bancshares Inc.	41,354,585	693,103
	Cboe Global Markets Inc.	2,970,890	692,841
3

500 Index Fund
		Shares	Market Value• ($000)
*	Corpay Inc.	2,001,277	664,064
	Cincinnati Financial Corp.	4,437,605	660,848
	W R Berkley Corp.	8,508,865	625,146
	T Rowe Price Group Inc.	6,253,590	603,471
	Regions Financial Corp.	25,517,152	600,163
	Citizens Financial Group Inc.	12,309,356	550,844
	KeyCorp.	27,998,577	487,735
	FactSet Research Systems Inc.	1,076,649	481,564
	Principal Financial Group Inc.	5,854,770	465,044
	Loews Corp.	4,940,951	452,888
	Global Payments Inc.	5,177,956	414,444
	Everest Group Ltd.	1,206,753	410,115
	Jack Henry & Associates Inc.	2,066,931	372,399
	Globe Life Inc.	2,343,571	291,282
	Assurant Inc.	1,438,901	284,169
	Erie Indemnity Co. Class A	707,098	245,215
	MarketAxess Holdings Inc.	1,064,774	237,807
	Franklin Resources Inc.	8,803,951	209,974
	Invesco Ltd.	12,355,757	194,850
			207,373,565
Health Care (9.3%)
	Eli Lilly & Co.	22,324,327	17,402,483
	Johnson & Johnson	68,284,874	10,430,515
	AbbVie Inc.	50,130,646	9,305,251
	UnitedHealth Group Inc.	25,744,446	8,031,495
	Abbott Laboratories	49,376,871	6,715,748
	Merck & Co. Inc.	71,262,439	5,641,135
*	Intuitive Surgical Inc.	10,171,866	5,527,494
*	Boston Scientific Corp.	41,986,719	4,509,793
	Thermo Fisher Scientific Inc.	10,713,218	4,343,781
	Amgen Inc.	15,259,993	4,260,743
	Gilead Sciences Inc.	35,302,480	3,913,986
	Pfizer Inc.	161,345,094	3,911,005
	Stryker Corp.	9,761,290	3,861,859
	Danaher Corp.	18,076,390	3,570,810
*	Vertex Pharmaceuticals Inc.	7,287,741	3,244,502
	Medtronic plc	36,397,674	3,172,785
	Bristol-Myers Squibb Co.	57,754,653	2,673,463
	McKesson Corp.	3,550,795	2,601,952
	Cigna Group	7,580,831	2,506,071
	Elevance Health Inc.	6,411,850	2,493,953
	CVS Health Corp.	35,900,668	2,476,428
	Zoetis Inc.	12,634,571	1,970,361
	HCA Healthcare Inc.	4,915,505	1,883,130
	Regeneron Pharmaceuticals Inc.	2,946,978	1,547,163
	Cencora Inc.	4,896,432	1,468,195
	Becton Dickinson & Co.	8,132,319	1,400,792
*	Edwards Lifesciences Corp.	16,645,443	1,301,840
*	IDEXX Laboratories Inc.	2,282,627	1,224,264
	Cardinal Health Inc.	6,774,888	1,138,181
	ResMed Inc.	4,161,020	1,073,543
*	Dexcom Inc.	11,125,529	971,147
	GE HealthCare Technologies Inc.	12,991,659	962,292
	Agilent Technologies Inc.	8,089,552	954,648
	Humana Inc.	3,425,656	837,504
*	Centene Corp.	14,125,530	766,734
*	IQVIA Holdings Inc.	4,664,714	735,112
*	Mettler-Toledo International Inc.	589,405	692,386
	STERIS plc	2,788,562	669,868
*	Insulet Corp.	1,997,898	627,700
	Labcorp Holdings Inc.	2,375,475	623,586
*	Waters Corp.	1,689,508	589,706
	Quest Diagnostics Inc.	3,166,597	568,816
*	Biogen Inc.	4,159,233	522,358
	Zimmer Biomet Holdings Inc.	5,615,816	512,219
*	Molina Healthcare Inc.	1,538,091	458,197
	West Pharmaceutical Services Inc.	2,038,628	446,052
	Baxter International Inc.	14,569,549	441,166
*	Hologic Inc.	6,326,451	412,232
4

500 Index Fund
		Shares	Market Value• ($000)
*	Cooper Cos. Inc.	5,677,355	404,001
*	Align Technology Inc.	1,934,713	366,299
	Revvity Inc.	3,345,805	323,606
*	Incyte Corp.	4,560,474	310,568
*	Solventum Corp.	3,928,661	297,950
	Viatris Inc.	33,316,143	297,513
	Universal Health Services Inc. Class B	1,622,650	293,943
*	Moderna Inc.	9,661,673	266,566
*	Henry Schein Inc.	3,455,083	252,394
	Bio-Techne Corp.	4,449,035	228,903
*	Charles River Laboratories International Inc.	1,394,552	211,595
*	DaVita Inc.	1,178,944	167,941
*,2	ABIOMED Inc. CVR	180	—
			138,815,723
Industrials (8.6%)
	General Electric Co.	30,264,144	7,789,688
*	Uber Technologies Inc.	59,347,328	5,537,106
	RTX Corp.	37,914,930	5,536,338
	Caterpillar Inc.	13,347,688	5,181,706
*	Boeing Co.	21,398,445	4,483,616
	Honeywell International Inc.	18,239,173	4,247,539
	GE Vernova Inc.	7,745,891	4,098,738
	Eaton Corp. plc	11,105,139	3,964,424
	Union Pacific Corp.	16,957,147	3,901,500
	Deere & Co.	7,163,399	3,642,517
	Automatic Data Processing Inc.	11,520,503	3,552,923
	Trane Technologies plc	6,328,768	2,768,266
	Lockheed Martin Corp.	5,917,566	2,740,661
	Parker-Hannifin Corp.	3,626,652	2,533,108
	TransDigm Group Inc.	1,594,004	2,423,906
	Waste Management Inc.	10,393,060	2,378,140
	3M Co.	15,273,058	2,325,170
	Cintas Corp.	9,740,744	2,170,920
	Howmet Aerospace Inc.	11,455,588	2,132,229
	Emerson Electric Co.	15,963,057	2,128,354
	United Parcel Service Inc. Class B (XNYS)	20,822,529	2,101,826
	General Dynamics Corp.	7,149,231	2,085,145
	Johnson Controls International plc	18,674,329	1,972,383
	Northrop Grumman Corp.	3,840,097	1,919,972
	Illinois Tool Works Inc.	7,567,386	1,871,036
	CSX Corp.	53,307,595	1,739,427
*	Axon Enterprise Inc.	2,098,937	1,737,794
	Carrier Global Corp.	22,625,963	1,655,994
	Norfolk Southern Corp.	6,397,878	1,637,665
	Quanta Services Inc.	4,205,903	1,590,168
	FedEx Corp.	6,254,800	1,421,779
	Republic Services Inc.	5,764,129	1,421,492
	PACCAR Inc.	14,647,172	1,392,360
	United Rentals Inc.	1,844,534	1,389,672
	Fastenal Co.	32,556,435	1,367,370
	L3Harris Technologies Inc.	5,306,393	1,331,056
	Paychex Inc.	9,096,357	1,323,156
	WW Grainger Inc.	1,240,713	1,290,639
	Cummins Inc.	3,909,388	1,280,325
	Verisk Analytics Inc.	3,969,183	1,236,400
*	Copart Inc.	24,945,328	1,224,067
	AMETEK Inc.	6,551,171	1,185,500
	Otis Worldwide Corp.	11,198,524	1,108,878
	Rockwell Automation Inc.	3,198,974	1,062,603
	Westinghouse Air Brake Technologies Corp.	4,855,928	1,016,588
	Ingersoll Rand Inc. (XYNS)	11,452,273	952,600
	Equifax Inc.	3,525,166	914,322
	Delta Air Lines Inc.	18,525,937	911,106
	Xylem Inc.	6,904,012	893,103
	Old Dominion Freight Line Inc.	5,276,381	856,357
	Broadridge Financial Solutions Inc.	3,334,196	810,310
*	United Airlines Holdings Inc.	9,270,480	738,208
	Dover Corp.	3,892,183	713,165
	Veralto Corp.	7,036,321	710,317
5

500 Index Fund
		Shares	Market Value• ($000)
	Hubbell Inc.	1,514,368	618,483
	Leidos Holdings Inc.	3,653,759	576,417
	Southwest Airlines Co.	16,175,032	524,718
	Lennox International Inc.	906,069	519,395
	Fortive Corp.	9,648,384	502,970
	Pentair plc	4,669,742	479,396
	Snap-on Inc.	1,483,496	461,634
	Rollins Inc.	7,979,819	450,221
	Jacobs Solutions Inc.	3,410,182	448,268
	Expeditors International of Washington Inc.	3,887,536	444,151
	Textron Inc.	5,124,883	411,477
	Masco Corp.	5,988,275	385,405
	IDEX Corp.	2,142,437	376,148
*	Builders FirstSource Inc.	3,136,953	366,051
	Allegion plc	2,442,992	352,084
	Nordson Corp.	1,533,195	328,671
	CH Robinson Worldwide Inc.	3,370,744	323,423
	JB Hunt Transport Services Inc.	2,224,921	319,499
	Paycom Software Inc.	1,334,803	308,873
	Stanley Black & Decker Inc.	4,391,683	297,536
	Huntington Ingalls Industries Inc.	1,113,272	268,811
*	Dayforce Inc.	4,539,057	251,418
*	Generac Holdings Inc.	1,677,105	240,178
	A O Smith Corp.	3,298,820	216,304
			127,871,163
Information Technology (33.1%)
	NVIDIA Corp.	692,118,679	109,347,830
	Microsoft Corp.	210,935,865	104,921,609
	Apple Inc.	423,878,576	86,967,168
	Broadcom Inc.	133,441,275	36,783,087
	Oracle Corp.	46,158,783	10,091,695
*	Palantir Technologies Inc. Class A	60,367,717	8,229,327
	Cisco Systems Inc.	112,906,297	7,833,439
	International Business Machines Corp.	26,376,296	7,775,204
	Salesforce Inc.	27,229,813	7,425,298
*	Advanced Micro Devices Inc.	46,014,680	6,529,483
	Intuit Inc.	7,933,960	6,249,025
*	ServiceNow Inc.	5,874,687	6,039,648
	Texas Instruments Inc.	25,782,180	5,352,896
	Accenture plc Class A	17,766,603	5,310,260
	QUALCOMM Inc.	31,137,852	4,959,014
*	Adobe Inc.	12,095,553	4,679,528
	Applied Materials Inc.	23,056,549	4,220,962
	Micron Technology Inc.	31,716,091	3,909,008
*	Palo Alto Networks Inc.	18,790,248	3,845,236
*	Crowdstrike Holdings Inc. Class A	7,068,648	3,600,133
	Lam Research Corp.	36,300,148	3,533,456
	Amphenol Corp. Class A	34,327,684	3,389,859
	KLA Corp.	3,752,941	3,361,659
	Analog Devices Inc.	14,075,326	3,350,209
*	Arista Networks Inc.	29,226,685	2,990,182
	Intel Corp.	123,791,329	2,772,926
*	Cadence Design Systems Inc.	7,748,764	2,387,782
*	Synopsys Inc.	4,387,961	2,249,620
	Motorola Solutions Inc.	4,737,257	1,991,827
*	Fortinet Inc.	18,029,698	1,906,100
*	Autodesk Inc.	6,071,669	1,879,607
	Roper Technologies Inc.	3,051,303	1,729,601
	NXP Semiconductors NV	7,170,613	1,566,707
*	Workday Inc. Class A	6,147,898	1,475,495
	TE Connectivity plc	8,414,811	1,419,326
*	Fair Isaac Corp.	690,372	1,261,972
	Corning Inc.	21,871,730	1,150,234
	Cognizant Technology Solutions Corp. Class A	13,986,198	1,091,343
	Microchip Technology Inc.	15,261,272	1,073,936
	Dell Technologies Inc. Class C	8,500,038	1,042,105
	Monolithic Power Systems Inc.	1,359,100	994,019
*	Gartner Inc.	2,184,624	883,069
*	ANSYS Inc.	2,495,402	876,435
6

500 Index Fund
		Shares	Market Value• ($000)
	Seagate Technology Holdings plc	6,021,549	869,090
*	Keysight Technologies Inc.	4,905,403	803,799
	Hewlett Packard Enterprise Co.	37,287,701	762,533
*	GoDaddy Inc. Class A	4,042,984	727,980
*	Tyler Technologies Inc.	1,223,670	725,440
*,1	Super Micro Computer Inc. (XNGS)	14,570,908	714,120
*	Teledyne Technologies Inc.	1,329,745	681,242
	CDW Corp.	3,737,720	667,519
	Jabil Inc.	3,047,215	664,598
	VeriSign Inc.	2,292,164	661,977
	HP Inc.	26,760,258	654,556
	Western Digital Corp.	9,903,510	633,726
*	ON Semiconductor Corp.	11,862,832	621,731
	NetApp Inc.	5,679,477	605,148
*	PTC Inc.	3,404,246	586,688
*	Trimble Inc.	6,772,125	514,546
*	First Solar Inc.	3,044,503	503,987
*	F5 Inc.	1,629,627	479,632
	Gen Digital Inc. (XNGS)	15,493,938	455,522
*	Zebra Technologies Corp. Class A	1,443,303	445,057
	Teradyne Inc.	4,553,014	409,407
	Juniper Networks Inc.	9,398,245	375,272
*	Akamai Technologies Inc.	4,149,547	330,968
	Skyworks Solutions Inc.	4,260,814	317,516
*	EPAM Systems Inc.	1,609,008	284,505
*	Enphase Energy Inc.	3,723,880	147,652
			493,091,530
Materials (1.9%)
	Linde plc	13,359,153	6,267,847
	Sherwin-Williams Co.	6,542,627	2,246,476
	Ecolab Inc.	7,160,745	1,929,391
	Newmont Corp. (XNYS)	31,584,436	1,840,109
	Air Products & Chemicals Inc.	6,315,266	1,781,284
	Freeport-McMoRan Inc.	40,757,124	1,766,821
	Corteva Inc.	19,358,216	1,442,768
	Vulcan Materials Co.	3,749,726	978,004
	Martin Marietta Materials Inc.	1,710,352	938,915
	Nucor Corp.	6,549,499	848,422
	DuPont de Nemours Inc.	11,879,455	814,812
	PPG Industries Inc.	6,443,107	732,903
	International Paper Co.	14,985,786	701,784
	Smurfit WestRock plc	14,076,891	607,418
	Amcor plc	65,046,410	597,777
	International Flavors & Fragrances Inc.	7,261,829	534,108
	Dow Inc.	20,065,863	531,344
	Steel Dynamics Inc.	3,919,694	501,760
	Packaging Corp. of America	2,533,704	477,477
	Ball Corp.	7,874,318	441,671
	CF Industries Holdings Inc.	4,598,338	423,047
	LyondellBasell Industries NV Class A	7,298,620	422,298
	Avery Dennison Corp.	2,219,310	389,422
	Mosaic Co.	8,998,423	328,262
	Eastman Chemical Co.	3,278,135	244,746
	Albemarle Corp.	3,339,926	209,313
			27,998,179
Real Estate (2.0%)
	American Tower Corp.	13,285,785	2,936,424
	Prologis Inc.	26,333,564	2,768,184
	Welltower Inc.	17,631,445	2,710,482
	Equinix Inc.	2,776,243	2,208,418
	Digital Realty Trust Inc.	8,983,783	1,566,143
	Realty Income Corp.	25,626,684	1,476,353
	Simon Property Group Inc.	8,707,241	1,399,776
	Public Storage	4,480,054	1,314,537
	Crown Castle Inc.	12,356,502	1,269,383
*	CBRE Group Inc. Class A	8,335,269	1,167,938
*	CoStar Group Inc.	11,969,169	962,321
	VICI Properties Inc.	27,380,939	892,619
	Extra Space Storage Inc.	6,023,589	888,118
7

500 Index Fund
		Shares	Market Value• ($000)
	Iron Mountain Inc.	8,372,092	858,725
	AvalonBay Communities Inc.	4,035,921	821,310
	Ventas Inc.	12,804,518	808,605
	SBA Communications Corp.	3,050,448	716,367
	Equity Residential	9,706,765	655,110
	Invitation Homes Inc.	16,181,509	530,754
	Weyerhaeuser Co.	20,588,181	528,910
	Essex Property Trust Inc.	1,826,550	517,644
	Mid-America Apartment Communities Inc.	3,322,539	491,769
	Kimco Realty Corp.	19,203,307	403,654
	UDR Inc.	8,557,997	349,423
	Healthpeak Properties Inc.	19,720,652	345,309
	Camden Property Trust	3,032,786	341,765
	Regency Centers Corp.	4,638,348	330,390
	Alexandria Real Estate Equities Inc.	4,368,093	317,255
	Host Hotels & Resorts Inc.	19,692,492	302,477
	BXP Inc.	4,134,337	278,944
	Federal Realty Investment Trust	2,203,921	209,350
			30,368,457
Utilities (2.4%)
	NextEra Energy Inc.	58,422,936	4,055,720
	Constellation Energy Corp.	8,894,577	2,870,814
	Southern Co.	31,190,393	2,864,214
	Duke Energy Corp.	22,058,159	2,602,863
	Vistra Corp.	9,629,913	1,866,373
	American Electric Power Co. Inc.	15,158,803	1,572,877
	Sempra	18,505,567	1,402,167
	Dominion Energy Inc.	24,198,572	1,367,703
	Exelon Corp.	28,645,158	1,243,773
	Public Service Enterprise Group Inc.	14,159,558	1,191,951
	Xcel Energy Inc.	16,371,994	1,114,933
	Entergy Corp.	12,664,996	1,052,714
	Consolidated Edison Inc.	10,222,160	1,025,794
	WEC Energy Group Inc.	9,058,686	943,915
	NRG Energy Inc.	5,549,569	891,150
	PG&E Corp.	62,385,063	869,648
	DTE Energy Co.	5,887,260	779,826
	American Water Works Co. Inc.	5,535,694	770,070
	Ameren Corp.	7,667,477	736,384
	PPL Corp.	20,984,897	711,178
	Atmos Energy Corp.	4,509,002	694,882
	CenterPoint Energy Inc.	18,530,477	680,810
	Eversource Energy	10,428,586	663,467
	CMS Energy Corp.	8,491,278	588,276
	FirstEnergy Corp.	14,581,987	587,071
	Edison International	10,922,533	563,603
	NiSource Inc.	13,361,475	539,002
	Evergy Inc.	6,532,270	450,269
	Alliant Energy Corp.	7,292,970	441,006
	Pinnacle West Capital Corp.	3,390,207	303,322
	AES Corp.	20,208,897	212,598
			35,658,373
Total Common Stocks (Cost $912,157,542)			1,487,866,088
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $3,187,057)	31,873,769	3,187,058
Total Investments (100.1%) (Cost $915,344,599)			1,491,053,146
8

500 Index Fund
		Shares	Market Value• ($000)
Common Stocks Sold Short (-0.0%)
Other (-0.0%)[5]
*	Ralliant Corp. (Proceeds $15)	(321)	(16)
Other Assets and Other Liabilities—Net (-0.1%)			(775,671)
Net Assets (100%)			1,490,277,459
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,918.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $111,728 was received for securities on loan.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	1,492	466,530	7,987

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/26	CITNA	160,888	(5.187)	257	—
Bank of America Corp.	1/30/26	CITNA	146,692	(5.187)	234	—
Bank of America Corp.	1/30/26	CITNA	141,960	(5.187)	227	—
Citigroup Inc.	8/31/26	BANA	90,993	(5.087)	—	(330)
Citigroup Inc.	8/31/26	BANA	85,120	(5.087)	—	(309)
Citigroup Inc.	8/31/26	BANA	76,608	(5.087)	—	(278)
Citigroup Inc.	8/31/26	BANA	48,944	(5.087)	—	(178)
Citigroup Inc.	8/31/26	BANA	21,791	(5.087)	—	(79)
Citigroup Inc.	8/31/26	BANA	21,280	(5.187)	—	(79)
Ford Motor Co.	8/29/25	BANA	16,275	(4.983)	—	(31)
Global Payments Inc.	8/29/25	BANA	84,442	(5.087)	—	(63)
Global Payments Inc.	8/29/25	BANA	29,615	(5.087)	—	(22)
Global Payments Inc.	8/29/25	BANA	12,006	(5.087)	—	(9)
Global Payments Inc.	8/29/25	BANA	7,604	(4.983)	—	(14)
Global Payments Inc.	8/29/25	BANA	6,003	(5.087)	—	(5)
Goldman Sachs Group Inc.	8/29/25	BANA	109,701	(5.087)	84	—
Goldman Sachs Group Inc.	8/29/25	BANA	103,332	(5.037)	82	—
Goldman Sachs Group Inc.	8/29/25	BANA	70,775	(5.037)	56	—
Goldman Sachs Group Inc.	8/29/25	BANA	9,201	(5.087)	7	—
Invesco Ltd.	8/31/26	BANA	5,125	(4.984)	—	(12)
JPMorgan Chase & Co.	8/31/26	BANA	289,910	(5.037)	—	(1,071)
JPMorgan Chase & Co.	8/31/26	BANA	86,973	(5.037)	—	(321)
Kroger Co.	1/30/26	GSI	66,010	(4.333)	5,609	—
NetApp Inc.	8/29/25	BANA	10,122	(4.984)	—	(24)
PACCAR Inc.	8/29/25	BANA	23,765	(4.983)	—	(45)
Paycom Software Inc.	8/29/25	BANA	5,554	(5.187)	—	(17)
9

500 Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paycom Software Inc.	8/29/25	BANA	3,008	(5.187)	—	(9)
Paycom Software Inc.	8/29/25	BANA	2,777	(4.984)	—	(8)
VICI Properties Inc.	8/29/25	BANA	60,310	(5.087)	560	—
VICI Properties Inc.	8/29/25	BANA	24,450	(5.087)	227	—
Visa Inc. Class A	8/29/25	BANA	88,763	(4.337)	—	(171)
Willis Towers Watson plc	8/29/25	BANA	18,390	(4.983)	21	—
Willis Towers Watson plc	8/29/25	BANA	10,728	(4.887)	—	(11)
					7,364	(3,086)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $145,247 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $912,157,542)	1,487,866,088
Affiliated Issuers (Cost $3,187,057)	3,187,058
Total Investments in Securities	1,491,053,146
Investment in Vanguard	37,306
Cash	7,341
Cash Collateral Pledged—Futures Contracts	146,279
Receivables for Investment Securities Sold	668,365
Receivables for Accrued Income	761,121
Receivables for Capital Shares Issued	566,360
Variation Margin Receivable—Futures Contracts	11,021
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,364
Total Assets	1,493,258,303
Liabilities
Securities Sold Short, at Value (Proceeds $15)	16
Payables for Investment Securities Purchased	15,514
Collateral for Securities on Loan	111,728
Payables for Capital Shares Redeemed	498,108
Payables for Distributions	2,333,588
Payables to Vanguard	18,804
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,086
Total Liabilities	2,980,844
Net Assets	1,490,277,459
1 Includes $110,918 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	880,887,608
Total Distributable Earnings (Loss)	609,389,851
Net Assets	1,490,277,459

Investor Shares—Net Assets
Applicable to 5,057,174 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,896,192
Net Asset Value Per Share—Investor Shares	$572.69

ETF Shares—Net Assets
Applicable to 1,201,525,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	682,720,422
Net Asset Value Per Share—ETF Shares	$568.21

Admiral™ Shares—Net Assets
Applicable to 1,024,474,627 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	586,598,497
Net Asset Value Per Share—Admiral Shares	$572.58

Institutional Select Shares—Net Assets
Applicable to 718,314,045 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	218,062,348
Net Asset Value Per Share—Institutional Select Shares	$303.58

See accompanying Notes, which are an integral part of the Financial Statements.
11

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	9,125,448
Interest[2]	35,466
Securities Lending—Net	130
Total Income	9,161,044
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,507
Management and Administrative—Investor Shares	1,914
Management and Administrative—ETF Shares	64,183
Management and Administrative—Admiral Shares	92,013
Management and Administrative—Institutional Select Shares	7,741
Marketing and Distribution—Investor Shares	54
Marketing and Distribution—ETF Shares	15,739
Marketing and Distribution—Admiral Shares	11,204
Marketing and Distribution—Institutional Select Shares	137
Custodian Fees	2,215
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,068
Shareholders’ Reports and Proxy Fees—Admiral Shares	789
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	39
Trustees’ Fees and Expenses	386
Other Expenses	184
Total Expenses	214,174
Net Investment Income	8,946,870
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	55,212,465
Futures Contracts	138,860
Swap Contracts	154,645
Realized Net Gain (Loss)	55,505,970
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	25,436,886
Investment Securities—Short Positions	(1)
Futures Contracts	29,202
Swap Contracts	5,525
Change in Unrealized Appreciation (Depreciation)	25,471,612
Net Increase (Decrease) in Net Assets Resulting from Operations	89,924,452
1	Dividends are net of foreign withholding taxes of $2,194.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,524, $4, and ($24), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,283,602 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,946,870	15,819,710
Realized Net Gain (Loss)	55,505,970	77,345,213
Change in Unrealized Appreciation (Depreciation)	25,471,612	161,368,477
Net Increase (Decrease) in Net Assets Resulting from Operations	89,924,452	254,533,400
Distributions
Investor Shares	(16,971)	(37,970)
ETF Shares	(4,176,205)	(6,547,996)
Admiral Shares	(3,645,852)	(6,954,054)
Institutional Select Shares	(1,362,357)	(2,413,955)
Total Distributions	(9,201,385)	(15,953,975)
Capital Share Transactions
Investor Shares	(312,198)	(771,742)
ETF Shares	59,279,639	117,435,352
Admiral Shares	(6,021,576)	(1,393,046)
Institutional Select Shares	6,276,600	16,133,970
Net Increase (Decrease) from Capital Share Transactions	59,222,465	131,404,534
Total Increase (Decrease)	139,945,532	369,983,959
Net Assets
Beginning of Period	1,350,331,927	980,347,968
End of Period	1,490,277,459	1,350,331,927

See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$542.84	$440.05	$354.17	$439.86	$346.60	$298.16
Investment Operations
Net Investment Income[1]	3.186	6.147	5.990	5.605	4.910	5.128
Net Realized and Unrealized Gain (Loss) on Investments	29.930	102.834	85.860	(85.733)	93.389	48.323
Total from Investment Operations	33.116	108.981	91.850	(80.128)	98.299	53.451
Distributions
Dividends from Net Investment Income	(3.266)	(6.191)	(5.970)	(5.562)	(5.039)	(5.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.266)	(6.191)	(5.970)	(5.562)	(5.039)	(5.011)
Net Asset Value, End of Period	$572.69	$542.84	$440.05	$354.17	$439.86	$346.60
Total Return[2]	6.13%	24.84%	26.11%	-18.23%	28.53%	18.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,896	$3,059	$3,177	$3,093	$4,512	$4,504
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.23%	1.52%	1.47%	1.25%	1.73%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$538.61	$436.63	$351.41	$436.47	$343.93	$295.87
Investment Operations
Net Investment Income[1]	3.464	6.701	6.412	6.012	5.353	5.413
Net Realized and Unrealized Gain (Loss) on Investments	29.693	101.983	85.165	(85.125)	92.624	47.950
Total from Investment Operations	33.157	108.684	91.577	(79.113)	97.977	53.363
Distributions
Dividends from Net Investment Income	(3.557)	(6.704)	(6.357)	(5.947)	(5.437)	(5.303)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.557)	(6.704)	(6.357)	(5.947)	(5.437)	(5.303)
Net Asset Value, End of Period	$568.21	$538.61	$436.63	$351.41	$436.47	$343.93
Total Return[2]	6.19%	24.98%	26.25%	-18.15%	28.66%	18.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682,720	$584,624	$372,051	$262,211	$279,850	$177,991
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.34%	1.63%	1.60%	1.36%	1.83%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$542.76	$439.99	$354.11	$439.83	$346.57	$298.14
Investment Operations
Net Investment Income[1]	3.456	6.676	6.404	6.000	5.326	5.427
Net Realized and Unrealized Gain (Loss) on Investments	29.920	102.799	85.843	(85.767)	93.371	48.314
Total from Investment Operations	33.376	109.475	92.247	(79.767)	98.697	53.741
Distributions
Dividends from Net Investment Income	(3.556)	(6.705)	(6.367)	(5.953)	(5.437)	(5.311)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.556)	(6.705)	(6.367)	(5.953)	(5.437)	(5.311)
Net Asset Value, End of Period	$572.58	$542.76	$439.99	$354.11	$439.83	$346.57
Total Return[2]	6.18%	24.97%	26.24%	-18.15%	28.66%	18.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$586,598	$562,187	$456,812	$367,498	$453,239	$359,553
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%[3]	0.04%[3]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.62%	1.58%	1.35%	1.83%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$287.75	$233.22	$187.66	$233.06	$183.64	$157.98
Investment Operations
Net Investment Income[1]	1.876	3.623	3.462	3.249	2.885	2.924
Net Realized and Unrealized Gain (Loss) on Investments	15.872	54.488	45.493	(45.458)	49.478	25.597
Total from Investment Operations	17.748	58.111	48.955	(42.209)	52.363	28.521
Distributions
Dividends from Net Investment Income	(1.918)	(3.581)	(3.395)	(3.191)	(2.943)	(2.861)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.918)	(3.581)	(3.395)	(3.191)	(2.943)	(2.861)
Net Asset Value, End of Period	$303.58	$287.75	$233.22	$187.66	$233.06	$183.64
Total Return	6.20%	25.00%	26.28%	-18.13%	28.70%	18.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218,062	$200,461	$148,309	$111,968	$118,481	$94,870
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]	0.01%[2]	0.01%[2]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.36%	1.65%	1.62%	1.38%	1.86%
Portfolio Turnover Rate[3]	1%	2%	2%	2%	2%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
18

500 Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $37,306,000, representing less than 0.01% of the fund’s net assets and 14.92% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
19

500 Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,487,866,088	—	—	1,487,866,088
Temporary Cash Investments	3,187,058	—	—	3,187,058
Total	1,491,053,146	—	—	1,491,053,146
Liabilities
Common Stocks	(16)	—	—	(16)
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,987	—	—	7,987
Swap Contracts	—	7,364	—	7,364
Total	7,987	7,364	—	15,351
Liabilities
Swap Contracts	—	(3,086)	—	(3,086)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	915,848,538
Gross Unrealized Appreciation	604,399,172
Gross Unrealized Depreciation	(29,186,577)
Net Unrealized Appreciation (Depreciation)	575,212,595
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $21,245,874,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the fund purchased $15,818,082,000 of investment securities and sold $10,911,525,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $134,558,606,000 and $80,243,281,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,229,295,000 and sales were $2,052,915,000, resulting in net realized loss of $517,741,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

500 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	83,538	156	166,401	331
Issued in Lieu of Cash Distributions	16,968	31	37,964	74
Redeemed	(412,704)	(765)	(976,107)	(1,989)
Net Increase (Decrease)—Investor Shares	(312,198)	(578)	(771,742)	(1,584)
ETF Shares
Issued	138,122,875	262,595	224,894,779	440,252
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(78,843,236)	(146,500)	(107,459,427)	(206,925)
Net Increase (Decrease)—ETF Shares	59,279,639	116,095	117,435,352	233,327
Admiral Shares
Issued	25,458,916	47,651	46,155,954	92,644
Issued in Lieu of Cash Distributions	3,164,712	5,782	6,056,945	11,734
Redeemed	(34,645,204)	(64,761)	(53,605,945)	(106,815)
Net Increase (Decrease)—Admiral Shares	(6,021,576)	(11,328)	(1,393,046)	(2,437)
Institutional Select Shares
Issued	20,895,768	72,802	42,156,771	150,767
Issued in Lieu of Cash Distributions	1,362,357	4,692	2,413,955	8,810
Redeemed	(15,981,525)	(55,833)	(28,436,756)	(98,846)
Net Increase (Decrease)—Institutional Select Shares	6,276,600	21,661	16,133,970	60,731
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q402 082025
21

Financial Statements
For the six-months ended June 30, 2025
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Growth Index Fund	1
Value Index Fund	16
Large-Cap Index Fund	34

Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	2,784,532	750,265
	Fastenal Co.	12,840,935	539,319
			1,289,584
Consumer Discretionary (18.8%)
*	Amazon.com Inc.	92,896,256	20,380,510
*	Tesla Inc.	28,173,355	8,949,548
*	Netflix Inc.	4,392,228	5,881,764
	Costco Wholesale Corp.	4,585,888	4,539,754
	McDonald's Corp.	7,467,727	2,181,846
*	Uber Technologies Inc.	21,940,198	2,047,020
	Booking Holdings Inc.	341,239	1,975,514
	TJX Cos. Inc.	11,785,669	1,455,412
	Starbucks Corp.	12,145,586	1,112,900
*	O'Reilly Automotive Inc.	9,251,816	833,866
*	Chipotle Mexican Grill Inc.	14,669,833	823,711
	Hilton Worldwide Holdings Inc.	2,615,644	696,651
*	Roblox Corp. Class A	6,607,781	695,139
*	AutoZone Inc.	183,640	681,714
	Marriott International Inc. Class A	2,416,619	660,244
*	Airbnb Inc. Class A	4,317,462	571,373
*	Flutter Entertainment plc	1,993,605	569,693
*	Carvana Co.	1,448,235	487,997
*	Copart Inc.	9,821,419	481,937
*	Take-Two Interactive Software Inc.	1,960,938	476,214
	Yum! Brands Inc.	3,164,261	468,880
	Royal Caribbean Cruises Ltd.	1,418,081	444,058
*	Trade Desk Inc. Class A	5,233,811	376,782
*	Lululemon Athletica Inc.	1,292,861	307,158
*	Live Nation Entertainment Inc.	1,998,015	302,260
	Ross Stores Inc.	2,005,236	255,828
	Expedia Group Inc.	1,506,418	254,103
	Rollins Inc.	3,776,055	213,045
*	Burlington Stores Inc.	832,480	193,668
	Las Vegas Sands Corp.	4,403,576	191,600
	Domino's Pizza Inc.	414,064	186,577
	Warner Music Group Corp. Class A	2,466,444	67,186
			58,763,952
Consumer Staples (0.2%)
*	Monster Beverage Corp.	7,715,825	483,319
	Church & Dwight Co. Inc.	1,728,180	166,096
			649,415
Energy (0.6%)
	Hess Corp.	3,188,802	441,777
	Targa Resources Corp.	2,497,154	434,704
	Baker Hughes Co.	6,289,916	241,155
	EQT Corp.	3,883,072	226,461
	Texas Pacific Land Corp.	135,766	143,422
	Coterra Energy Inc.	5,515,903	139,993
*	First Solar Inc.	800,126	132,453
[1]	Venture Global Inc. Class A	3,735,804	58,204
			1,818,169
Financials (2.9%)
	S&P Global Inc.	3,301,327	1,740,757
	Blackstone Inc.	7,796,289	1,166,169
	Moody's Corp.	1,659,508	832,393
*	Robinhood Markets Inc. Class A	8,467,679	792,829
*	Coinbase Global Inc. Class A	2,239,472	784,913
	Apollo Global Management Inc.	4,440,730	630,006

Growth Index Fund
		Shares	Market Value• ($000)
	MSCI Inc.	835,840	482,062
	Aon plc Class A (XNYS)	1,174,410	418,982
	Ares Management Corp. Class A	2,356,177	408,090
	Brown & Brown Inc.	3,310,167	366,998
	LPL Financial Holdings Inc.	937,443	351,513
	Broadridge Financial Solutions Inc.	1,390,775	338,000
	Tradeweb Markets Inc. Class A	1,521,792	222,790
	FactSet Research Systems Inc.	495,296	221,536
	Interactive Brokers Group Inc. Class A	2,994,379	165,919
	Blue Owl Capital Inc.	5,608,876	107,746
			9,030,703
Health Care (5.4%)
	Eli Lilly & Co.	8,788,642	6,851,010
*	Intuitive Surgical Inc.	3,750,853	2,038,251
*	Boston Scientific Corp.	15,592,800	1,674,823
	Stryker Corp.	3,640,248	1,440,191
*	Vertex Pharmaceuticals Inc.	2,730,637	1,215,680
	Zoetis Inc.	4,372,442	681,882
*	IDEXX Laboratories Inc.	911,177	488,701
*	Alnylam Pharmaceuticals Inc.	1,488,214	485,292
*	Veeva Systems Inc. Class A	1,660,753	478,264
	ResMed Inc.	1,684,039	434,482
*	Dexcom Inc.	4,546,733	396,884
*	Waters Corp.	740,752	258,552
	West Pharmaceutical Services Inc.	940,985	205,887
*	Insulet Corp.	508,900	159,886
*,2	ABIOMED Inc. CVR	15	—
			16,809,785
Industrials (8.9%)
	Visa Inc. Class A	17,188,833	6,102,895
	Mastercard Inc. Class A	8,378,949	4,708,467
*	Boeing Co.	7,935,516	1,662,729
	GE Vernova Inc.	2,888,444	1,528,420
	General Electric Co.	5,364,567	1,380,786
	Automatic Data Processing Inc.	4,295,551	1,324,748
	Accenture plc Class A	3,348,938	1,000,964
	TransDigm Group Inc.	606,359	922,054
	Sherwin-Williams Co.	2,437,561	836,961
	Cintas Corp.	3,715,688	828,115
	Howmet Aerospace Inc.	4,394,882	818,019
*	Axon Enterprise Inc.	815,294	675,015
	Quanta Services Inc.	1,644,676	621,819
*	Fiserv Inc.	3,114,589	536,986
	WW Grainger Inc.	509,329	529,824
	Paychex Inc.	3,607,130	524,693
	Verisk Analytics Inc.	1,576,398	491,048
*	Fair Isaac Corp.	262,726	480,253
*	Block Inc. (XNYS)	6,391,939	434,205
	Vulcan Materials Co.	1,526,836	398,229
	Equifax Inc.	1,443,553	374,414
	Old Dominion Freight Line Inc.	2,235,133	362,762
*	Mettler-Toledo International Inc.	251,764	295,752
	HEICO Corp. Class A	887,397	229,614
	Martin Marietta Materials Inc.	392,319	215,368
	Veralto Corp.	1,665,673	168,150
	HEICO Corp.	485,406	159,213
			27,611,503
Real Estate (1.3%)
	American Tower Corp.	5,008,380	1,106,952
	Welltower Inc.	6,991,607	1,074,820
	Equinix Inc.	1,051,626	836,537
*	CoStar Group Inc.	4,906,972	394,520
	Realty Income Corp.	5,447,124	313,809
	SBA Communications Corp.	1,304,714	306,399
	Sun Communities Inc.	1,025,851	129,760
			4,162,797

Growth Index Fund
		Shares	Market Value• ($000)
Technology (60.4%)
[1]	Microsoft Corp.	73,843,292	36,730,392
	NVIDIA Corp.	229,852,479	36,314,393
	Apple Inc.	147,731,158	30,310,002
	Meta Platforms Inc. Class A	19,332,106	14,268,834
	Broadcom Inc.	48,303,296	13,314,804
	Alphabet Inc. Class A	56,229,050	9,909,246
	Alphabet Inc. Class C	44,831,081	7,952,585
*	Palantir Technologies Inc. Class A	22,361,380	3,048,303
	Salesforce Inc.	9,462,425	2,580,309
*	Advanced Micro Devices Inc.	16,990,600	2,410,966
*	ServiceNow Inc.	2,163,206	2,223,949
	Intuit Inc.	2,771,794	2,183,148
	Texas Instruments Inc.	9,537,146	1,980,102
*	Adobe Inc.	4,472,438	1,730,297
	Applied Materials Inc.	8,489,759	1,554,220
*	Palo Alto Networks Inc.	7,055,437	1,443,825
	Lam Research Corp.	13,625,588	1,326,315
*	Crowdstrike Holdings Inc. Class A	2,520,116	1,283,520
	Amphenol Corp. Class A	12,874,020	1,271,310
	KLA Corp.	1,410,551	1,263,487
*	MicroStrategy Inc. Class A	2,720,444	1,099,685
*	AppLovin Corp. Class A	2,629,785	920,635
*	Cadence Design Systems Inc.	2,950,010	909,046
*	DoorDash Inc. Class A	3,679,766	907,099
*	Synopsys Inc.	1,683,067	862,875
*	Fortinet Inc.	7,098,934	750,499
*	Snowflake Inc. Class A	3,292,579	736,780
	Marvell Technology Inc.	9,517,136	736,626
*	Autodesk Inc.	2,344,767	725,870
	Roper Technologies Inc.	1,181,037	669,459
*	Cloudflare Inc. Class A	3,276,786	641,693
*	Workday Inc. Class A	2,393,570	574,457
	Vertiv Holdings Co. Class A	4,301,304	552,330
*	Datadog Inc. Class A	3,485,031	468,144
	Monolithic Power Systems Inc.	532,852	389,717
*	Atlassian Corp. Ltd. Class A	1,906,830	387,258
*	Zscaler Inc.	1,181,956	371,063
*	ANSYS Inc.	1,036,141	363,913
*	Gartner Inc.	857,881	346,773
*	HubSpot Inc.	588,667	327,670
*	Tyler Technologies Inc.	521,642	309,250
*,1	Super Micro Computer Inc. (XNGS)	6,305,535	309,034
*	GoDaddy Inc. Class A	1,711,323	308,141
	VeriSign Inc.	979,166	282,783
*	Pinterest Inc. Class A	7,129,857	255,677
*	Okta Inc.	2,150,650	215,001
*	MongoDB Inc.	1,004,439	210,922
	Seagate Technology Holdings plc	1,449,966	209,274
*,1	CoreWeave Inc. Class A	681,690	111,156
	Bentley Systems Inc. Class B	1,678,285	90,577
	Teradyne Inc.	953,880	85,773
*	Snap Inc. Class A	8,320,298	72,303
			188,301,490
Telecommunications (0.8%)
	T-Mobile US Inc.	4,835,972	1,152,219
*	Arista Networks Inc.	10,757,777	1,100,628
	Motorola Solutions Inc.	964,830	405,672
			2,658,519
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,887,427	539,140
Total Common Stocks (Cost $140,495,177)			311,635,057

Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $470,928)	4,709,952	470,948
Total Investments (100.1%) (Cost $140,966,105)			312,106,005
Other Assets and Liabilities—Net (-0.1%)			(236,318)
Net Assets (100%)			311,869,687
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,717.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $160,031 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	166	76,006	730
E-mini S&P 500 Index	September 2025	98	30,643	1,070
				1,800

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	157,997	(4.337)	—	(305)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $140,495,177)	311,635,057
Affiliated Issuers (Cost $470,928)	470,948
Total Investments in Securities	312,106,005
Investment in Vanguard	7,683
Cash Collateral Pledged—Futures Contracts	14,315
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,670
Receivables for Investment Securities Sold	217,041
Receivables for Accrued Income	39,102
Receivables for Capital Shares Issued	98,562
Variation Margin Receivable—Futures Contracts	1,337
Total Assets	312,491,715
Liabilities
Due to Custodian	5,653
Payables for Investment Securities Purchased	5,177
Collateral for Securities on Loan	160,031
Payables for Capital Shares Redeemed	230,427
Payables for Distributions	215,058
Payables to Vanguard	5,377
Unrealized Depreciation—Over-the-Counter Swap Contracts	305
Total Liabilities	622,028
Net Assets	311,869,687
1 Includes $154,717 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	148,424,220
Total Distributable Earnings (Loss)	163,445,467
Net Assets	311,869,687

Investor Shares—Net Assets
Applicable to 2,088,903 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	471,639
Net Asset Value Per Share—Investor Shares	$225.78

ETF Shares—Net Assets
Applicable to 400,162,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	175,455,218
Net Asset Value Per Share—ETF Shares	$438.46

Admiral™ Shares—Net Assets
Applicable to 417,784,911 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,292,971
Net Asset Value Per Share—Admiral Shares	$225.70

Institutional Shares—Net Assets
Applicable to 184,528,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,649,859
Net Asset Value Per Share—Institutional Shares	$225.71

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	730,776
Interest[2]	6,346
Securities Lending—Net	573
Total Income	737,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,834
Management and Administrative—Investor Shares	363
Management and Administrative—ETF Shares	22,697
Management and Administrative—Admiral Shares	18,163
Management and Administrative—Institutional Shares	6,593
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	3,303
Marketing and Distribution—Admiral Shares	2,066
Marketing and Distribution—Institutional Shares	504
Custodian Fees	652
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	2,760
Shareholders’ Reports and Proxy Fees—Admiral Shares	288
Shareholders’ Reports and Proxy Fees—Institutional Shares	74
Trustees’ Fees and Expenses	77
Other Expenses	34
Total Expenses	60,419
Net Investment Income	677,276
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,364,224
Futures Contracts	33,191
Swap Contracts	14,571
Foreign Currencies	1
Realized Net Gain (Loss)	5,411,987
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	15,210,402
Futures Contracts	3,470
Swap Contracts	(44)
Change in Unrealized Appreciation (Depreciation)	15,213,828
Net Increase (Decrease) in Net Assets Resulting from Operations	21,303,091
1	Dividends are net of foreign withholding taxes of $268.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,024, $16, and ($37), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,567,051 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	677,276	1,245,609
Realized Net Gain (Loss)	5,411,987	14,411,043
Change in Unrealized Appreciation (Depreciation)	15,213,828	52,171,819
Net Increase (Decrease) in Net Assets Resulting from Operations	21,303,091	67,828,471
Distributions
Investor Shares	(796)	(1,780)
ETF Shares	(396,748)	(692,274)
Admiral Shares	(211,891)	(410,384)
Institutional Shares	(95,732)	(180,563)
Total Distributions	(705,167)	(1,285,001)
Capital Share Transactions
Investor Shares	(44,976)	(52,184)
ETF Shares	7,719,293	16,028,719
Admiral Shares	(1,226,166)	222,084
Institutional Shares	(152,123)	1,684,120
Net Increase (Decrease) from Capital Share Transactions	6,296,028	17,882,739
Total Increase (Decrease)	26,893,952	84,426,209
Net Assets
Beginning of Period	284,975,735	200,549,526
End of Period	311,869,687	284,975,735

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$211.29	$160.06	$109.76	$165.20	$130.50	$93.87
Investment Operations
Net Investment Income[1]	.362	.713	.735	.638	.565	.728
Net Realized and Unrealized Gain (Loss) on Investments	14.502	51.257	50.316	(55.480)	34.731	36.631
Total from Investment Operations	14.864	51.970	51.051	(54.842)	35.296	37.359
Distributions
Dividends from Net Investment Income	(.374)	(.740)	(.751)	(.598)	(.596)	(.729)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.374)	(.740)	(.751)	(.598)	(.596)	(.729)
Net Asset Value, End of Period	$225.78	$211.29	$160.06	$109.76	$165.20	$130.50
Total Return[2]	7.05%	32.50%	46.60%	-33.22%	27.10%	40.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$472	$487	$415	$345	$692	$750
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.38%	0.54%	0.50%	0.39%	0.69%
Portfolio Turnover Rate[4]	5%	11%	5%	5%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$410.34	$310.82	$213.14	$320.83	$253.44	$182.31
Investment Operations
Net Investment Income[1]	.969	1.869	1.786	1.584	1.483	1.683
Net Realized and Unrealized Gain (Loss) on Investments	28.155	99.564	97.696	(107.775)	67.447	71.131
Total from Investment Operations	29.124	101.433	99.482	(106.191)	68.930	72.814
Distributions
Dividends from Net Investment Income	(1.004)	(1.913)	(1.802)	(1.499)	(1.540)	(1.684)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.004)	(1.913)	(1.802)	(1.499)	(1.540)	(1.684)
Net Asset Value, End of Period	$438.46	$410.34	$310.82	$213.14	$320.83	$253.44
Total Return	7.12%	32.68%	46.78%	-33.13%	27.26%	40.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175,455	$155,885	$104,484	$68,198	$90,506	$68,474
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.51%	0.67%	0.64%	0.52%	0.81%
Portfolio Turnover Rate[3]	5%	11%	5%	5%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$211.22	$160.00	$109.72	$165.15	$130.46	$93.84
Investment Operations
Net Investment Income[1]	.488	.941	.905	.799	.748	.855
Net Realized and Unrealized Gain (Loss) on Investments	14.498	51.245	50.289	(55.471)	34.720	36.621
Total from Investment Operations	14.986	52.186	51.194	(54.672)	35.468	37.476
Distributions
Dividends from Net Investment Income	(.506)	(.966)	(.914)	(.758)	(.778)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.506)	(.966)	(.914)	(.758)	(.778)	(.856)
Net Asset Value, End of Period	$225.70	$211.22	$160.00	$109.72	$165.15	$130.46
Total Return[2]	7.11%	32.66%	46.77%	-33.14%	27.26%	40.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,293	$89,498	$67,555	$45,295	$68,372	$53,928
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.50%	0.66%	0.63%	0.51%	0.80%
Portfolio Turnover Rate[4]	5%	11%	5%	5%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$211.23	$160.00	$109.72	$165.16	$130.47	$93.85
Investment Operations
Net Investment Income[1]	.499	.961	.920	.812	.762	.867
Net Realized and Unrealized Gain (Loss) on Investments	14.498	51.253	50.288	(55.481)	34.721	36.620
Total from Investment Operations	14.997	52.214	51.208	(54.669)	35.483	37.487
Distributions
Dividends from Net Investment Income	(.517)	(.984)	(.928)	(.771)	(.793)	(.867)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.517)	(.984)	(.928)	(.771)	(.793)	(.867)
Net Asset Value, End of Period	$225.71	$211.23	$160.00	$109.72	$165.16	$130.47
Total Return	7.12%	32.68%	46.78%	-33.14%	27.27%	40.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,650	$39,106	$28,096	$18,465	$27,688	$22,582
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.51%	0.67%	0.64%	0.52%	0.82%
Portfolio Turnover Rate[3]	5%	11%	5%	5%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $7,683,000, representing less than 0.01% of the fund’s net assets and 3.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	311,635,057	—	—	311,635,057
Temporary Cash Investments	470,948	—	—	470,948
Total	312,106,005	—	—	312,106,005
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,800	—	—	1,800
Liabilities
Swap Contracts	—	(305)	—	(305)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	141,047,272
Gross Unrealized Appreciation	171,678,057
Gross Unrealized Depreciation	(617,524)
Net Unrealized Appreciation (Depreciation)	171,060,533
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $13,049,913,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the fund purchased $13,758,316,000 of investment securities and sold $14,050,212,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $17,038,930,000 and $10,386,503,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $3,136,842,000 and sales were $2,709,383,000, resulting in net realized loss of $529,308,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,496	162	61,284	332
Issued in Lieu of Cash Distributions	796	4	1,780	9
Redeemed	(79,268)	(381)	(115,248)	(629)
Net Increase (Decrease)—Investor Shares	(44,976)	(215)	(52,184)	(288)
ETF Shares
Issued	18,272,095	46,867	38,014,914	101,467
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,552,802)	(26,600)	(21,986,195)	(57,725)
Net Increase (Decrease)—ETF Shares	7,719,293	20,267	16,028,719	43,742

Growth Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	6,073,918	29,773	11,543,561	62,150
Issued in Lieu of Cash Distributions	189,108	901	367,116	1,870
Redeemed	(7,489,192)	(36,608)	(11,688,593)	(62,531)
Net Increase (Decrease)—Admiral Shares	(1,226,166)	(5,934)	222,084	1,489
Institutional Shares
Issued	2,474,909	12,056	5,575,624	30,102
Issued in Lieu of Cash Distributions	92,453	441	174,462	888
Redeemed	(2,719,485)	(13,103)	(4,065,966)	(21,450)
Net Increase (Decrease)—Institutional Shares	(152,123)	(606)	1,684,120	9,540
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.4%)
	Linde plc	4,177,306	1,959,909
	Newmont Corp. (XNYS)	9,874,947	575,314
	Air Products & Chemicals Inc.	1,974,516	556,932
	Freeport-McMoRan Inc.	12,741,577	552,347
	Nucor Corp.	2,047,845	265,278
	International Paper Co.	4,684,915	219,395
	International Flavors & Fragrances Inc.	2,270,207	166,974
	LyondellBasell Industries NV Class A	2,281,620	132,015
	Steel Dynamics Inc.	625,751	80,102
	CF Industries Holdings Inc.	718,958	66,144
	Avery Dennison Corp.	347,298	60,940
			4,635,350
Consumer Discretionary (8.9%)
	Walmart Inc.	39,047,201	3,818,035
	Home Depot Inc.	8,828,290	3,236,804
	Walt Disney Co.	15,953,019	1,978,334
	Lowe's Cos. Inc.	4,965,938	1,101,793
	NIKE Inc. Class B	10,452,481	742,544
	General Motors Co.	8,533,914	419,954
	Target Corp.	4,030,309	397,590
	Ford Motor Co.	34,666,403	376,130
	Electronic Arts Inc.	2,224,511	355,254
	Royal Caribbean Cruises Ltd.	1,084,636	339,643
	DR Horton Inc.	2,453,703	316,331
	eBay Inc.	4,091,708	304,669
	Garmin Ltd.	1,452,481	303,162
	Delta Air Lines Inc.	5,795,625	285,029
*	Carnival Corp.	9,318,456	262,035
	Tractor Supply Co.	4,705,626	248,316
	Lennar Corp. Class A	2,112,477	233,661
*	United Airlines Holdings Inc.	2,907,978	231,562
*	Warner Bros Discovery Inc.	19,765,487	226,512
	Darden Restaurants Inc.	1,038,838	226,436
	Dollar General Corp.	1,951,996	223,269
	PulteGroup Inc.	1,778,843	187,597
*	Ulta Beauty Inc.	400,696	187,454
	Ross Stores Inc.	1,457,645	185,966
*	NVR Inc.	24,625	181,872
*	Dollar Tree Inc.	1,771,858	175,485
	Southwest Airlines Co.	5,058,492	164,097
	Estee Lauder Cos. Inc. Class A	1,870,737	151,156
	Genuine Parts Co.	1,231,560	149,401
	News Corp. Class A	4,206,127	125,006
	Best Buy Co. Inc.	1,690,764	113,501
	Fox Corp. Class A	1,677,945	94,032
	Omnicom Group Inc.	868,558	62,484
	Fox Corp. Class B	1,082,753	55,903
	News Corp. Class B	209,976	7,204
	Lennar Corp. Class B	15,602	1,642
*	Aptiv plc	1,025	70
			17,469,933
Consumer Staples (9.3%)
	Procter & Gamble Co.	20,805,196	3,314,684
	Philip Morris International Inc.	13,811,950	2,515,570
	Coca-Cola Co.	30,556,409	2,161,866
	PepsiCo Inc.	12,165,797	1,606,372
	Altria Group Inc.	14,946,088	876,289
	McKesson Corp.	1,110,124	813,477
	Mondelez International Inc. Class A	11,488,546	774,787

Value Index Fund
		Shares	Market Value• ($000)
	CVS Health Corp.	11,224,279	774,251
	Colgate-Palmolive Co.	7,189,404	653,517
	Cencora Inc.	1,634,180	490,009
	Corteva Inc.	6,059,771	451,635
	Kimberly-Clark Corp.	2,943,239	379,442
	Keurig Dr Pepper Inc.	11,445,891	378,401
	Kenvue Inc.	17,040,375	356,655
	Sysco Corp.	4,302,103	325,841
	Kroger Co.	4,318,912	309,796
	General Mills Inc.	4,855,065	251,541
	Archer-Daniels-Midland Co.	4,264,053	225,057
	Hershey Co.	1,313,377	217,955
	Constellation Brands Inc. Class A	1,263,818	205,598
	Kellanova	2,463,823	195,948
	Kraft Heinz Co.	7,352,770	189,848
	McCormick & Co. Inc.	2,242,410	170,019
	Tyson Foods Inc. Class A	2,540,556	142,119
	Clorox Co.	1,093,789	131,331
	Church & Dwight Co. Inc.	1,091,434	104,898
	Hormel Foods Corp.	2,684,455	81,205
	Brown-Forman Corp. Class B	1,317,687	35,459
	Brown-Forman Corp. Class A	150,049	4,122
			18,137,692
Energy (6.5%)
	Exxon Mobil Corp.	38,243,980	4,122,701
	Chevron Corp.	14,723,281	2,108,226
	ConocoPhillips	11,202,493	1,005,312
	Williams Cos. Inc.	10,833,677	680,463
	EOG Resources Inc.	4,842,847	579,253
	Kinder Morgan Inc.	16,756,801	492,650
	Cheniere Energy Inc.	1,869,949	455,370
	Marathon Petroleum Corp.	2,725,440	452,723
	ONEOK Inc.	5,541,262	452,333
	Phillips 66	3,614,592	431,221
	Schlumberger NV	12,072,271	408,043
	Valero Energy Corp.	2,778,425	373,476
	Occidental Petroleum Corp.	6,550,100	275,170
	Diamondback Energy Inc.	1,685,448	231,580
	Devon Energy Corp.	5,692,609	181,082
	Baker Hughes Co.	4,391,683	168,377
	Halliburton Co.	6,867,068	139,951
	Coterra Energy Inc.	3,214,253	81,578
			12,639,509
Financials (22.8%)
	JPMorgan Chase & Co.	24,360,477	7,062,346
*	Berkshire Hathaway Inc. Class B	13,588,086	6,600,685
	Bank of America Corp.	57,201,500	2,706,775
	Wells Fargo & Co.	28,876,393	2,313,577
	Goldman Sachs Group Inc.	2,596,862	1,837,929
	Morgan Stanley	10,677,372	1,504,015
	Charles Schwab Corp.	15,317,279	1,397,549
	Progressive Corp.	5,201,897	1,388,178
	Citigroup Inc.	15,285,885	1,301,135
	Blackrock Inc.	1,237,389	1,298,330
*	Berkshire Hathaway Inc. Class A	1,768	1,288,518
	Chubb Ltd.	3,378,290	978,758
	Marsh & McLennan Cos. Inc.	4,373,999	956,331
	Intercontinental Exchange Inc.	5,090,379	933,932
	CME Group Inc.	3,197,584	881,318
	KKR & Co. Inc.	5,926,903	788,456
	Arthur J Gallagher & Co.	2,272,259	727,396
	PNC Financial Services Group Inc.	3,509,502	654,241
	US Bancorp	13,823,493	625,513
	Bank of New York Mellon Corp.	6,348,314	578,395
	Travelers Cos. Inc.	2,010,238	537,819
	Aflac Inc.	4,798,939	506,096
	Truist Financial Corp.	11,617,310	499,428
	Allstate Corp.	2,350,374	473,154
	Ameriprise Financial Inc.	844,808	450,899

Value Index Fund
		Shares	Market Value• ($000)
	American International Group Inc.	5,115,722	437,855
	MetLife Inc.	5,061,968	407,083
	Nasdaq Inc.	4,331,630	387,334
	Prudential Financial Inc.	3,139,935	337,355
	Aon plc Class A (XNYS)	910,394	324,792
	Hartford Insurance Group Inc.	2,521,864	319,949
	Arch Capital Group Ltd.	3,159,819	287,702
	M&T Bank Corp.	1,424,611	276,360
	Willis Towers Watson plc	879,363	269,525
	State Street Corp.	2,404,765	255,723
	Raymond James Financial Inc.	1,611,615	247,173
	Fifth Third Bancorp	5,923,271	243,624
	Cboe Global Markets Inc.	929,392	216,743
	Huntington Bancshares Inc.	12,912,549	216,414
*	Markel Group Inc.	106,945	213,608
	Northern Trust Corp.	1,640,479	207,996
	Cincinnati Financial Corp.	1,387,162	206,576
	T Rowe Price Group Inc.	1,955,554	188,711
	Regions Financial Corp.	7,977,279	187,626
	W R Berkley Corp.	2,525,140	185,522
	KeyCorp.	9,726,050	169,428
	Citizens Financial Group Inc.	3,656,298	163,619
	Principal Financial Group Inc.	1,989,852	158,054
	Loews Corp.	1,489,801	136,555
	Interactive Brokers Group Inc. Class A	1,837,173	101,798
	Corebridge Financial Inc.	2,198,684	78,053
	Fidelity National Financial Inc.	1,159,273	64,989
	Everest Group Ltd.	189,008	64,234
[1]	Rocket Cos. Inc. Class A	2,129,673	30,199
			44,675,373
Health Care (13.9%)
	Johnson & Johnson	21,350,326	3,261,262
	AbbVie Inc.	15,674,053	2,909,418
	UnitedHealth Group Inc.	8,049,325	2,511,148
	Abbott Laboratories	15,438,680	2,099,815
	Merck & Co. Inc.	22,280,861	1,763,753
	Thermo Fisher Scientific Inc.	3,349,761	1,358,194
	Amgen Inc.	4,771,226	1,332,174
	Gilead Sciences Inc.	11,038,055	1,223,789
	Pfizer Inc.	50,446,134	1,222,814
	Danaher Corp.	5,715,420	1,129,024
	Medtronic plc	11,380,410	992,030
	Bristol-Myers Squibb Co.	18,056,713	835,845
	Cigna Group	2,370,332	783,584
	Elevance Health Inc.	2,004,450	779,651
	HCA Healthcare Inc.	1,494,100	572,390
	Regeneron Pharmaceuticals Inc.	941,732	494,409
	Becton Dickinson & Co.	2,542,664	437,974
*	Edwards Lifesciences Corp.	5,206,579	407,207
	Cardinal Health Inc.	2,118,362	355,885
	Agilent Technologies Inc.	2,528,553	298,395
	GE HealthCare Technologies Inc.	3,860,789	285,969
	Humana Inc.	1,071,164	261,878
*	Centene Corp.	4,416,263	239,715
*	IQVIA Holdings Inc.	1,458,565	229,855
	STERIS plc	872,143	209,506
	Labcorp Holdings Inc.	742,863	195,009
	Quest Diagnostics Inc.	990,651	177,951
*	Biogen Inc.	1,300,453	163,324
	Zimmer Biomet Holdings Inc.	1,756,116	160,175
*	Molina Healthcare Inc.	481,013	143,294
	Baxter International Inc.	4,554,704	137,917
	Royalty Pharma plc Class A	3,178,937	114,537
*	Cooper Cos. Inc.	888,581	63,231
*	Hologic Inc.	994	65
*	Align Technology Inc.	313	59
	Viatris Inc.	5,302	47
*	Moderna Inc.	1,561	43

Value Index Fund
		Shares	Market Value• ($000)
*	Illumina Inc.	356	34
			27,151,370
Industrials (16.2%)
	RTX Corp.	11,855,058	1,731,076
	Caterpillar Inc.	4,173,477	1,620,185
	American Express Co.	4,352,209	1,388,268
	Honeywell International Inc.	5,702,770	1,328,061
	Eaton Corp. plc	3,472,317	1,239,582
	Union Pacific Corp.	5,302,126	1,219,913
	Capital One Financial Corp.	5,675,796	1,207,582
	Deere & Co.	2,288,078	1,163,465
	General Electric Co.	4,494,897	1,156,942
	Lockheed Martin Corp.	2,079,021	962,878
	Trane Technologies plc	1,978,928	865,603
	Accenture plc Class A	2,777,580	830,191
	Parker-Hannifin Corp.	1,133,801	791,926
	3M Co.	4,775,087	726,959
	Emerson Electric Co.	4,990,780	665,421
	United Parcel Service Inc. Class B (XNYS)	6,509,585	657,077
*	PayPal Holdings Inc.	8,630,350	641,408
	Northrop Grumman Corp.	1,277,010	638,479
	Johnson Controls International plc	5,839,620	616,781
	Illinois Tool Works Inc.	2,469,877	610,677
	General Dynamics Corp.	2,024,158	590,366
	CRH plc	5,994,489	550,294
	CSX Corp.	16,667,600	543,864
	Carrier Global Corp.	7,225,662	528,846
	Norfolk Southern Corp.	2,000,076	511,959
	PACCAR Inc.	4,656,783	442,674
	FedEx Corp.	1,913,830	435,033
	United Rentals Inc.	576,551	434,374
*	Fiserv Inc.	2,461,480	424,384
	L3Harris Technologies Inc.	1,658,442	416,004
	Cummins Inc.	1,221,984	400,200
	Ferguson Enterprises Inc.	1,762,538	383,793
	Fidelity National Information Services Inc.	4,664,359	379,725
	AMETEK Inc.	2,049,101	370,805
	Otis Worldwide Corp.	3,502,923	346,859
	Rockwell Automation Inc.	999,862	332,124
	Westinghouse Air Brake Technologies Corp.	1,518,692	317,938
	Ingersoll Rand Inc. (XYNS)	3,578,258	297,639
	Xylem Inc.	2,158,260	279,193
*	Keysight Technologies Inc.	1,533,813	251,331
	DuPont de Nemours Inc.	3,342,985	229,295
	PPG Industries Inc.	2,014,748	229,178
	Synchrony Financial	3,378,825	225,503
	Dover Corp.	1,216,872	222,967
*	Teledyne Technologies Inc.	415,882	213,060
*	Corpay Inc.	594,555	197,285
	Global Payments Inc.	2,165,772	173,348
	Dow Inc.	6,263,079	165,846
*	Trimble Inc.	2,114,904	160,690
	Fortive Corp.	3,016,568	157,254
	TransUnion	1,731,597	152,381
	Packaging Corp. of America	798,583	150,493
	Martin Marietta Materials Inc.	267,624	146,915
	Snap-on Inc.	464,200	144,450
	Jacobs Solutions Inc.	1,066,592	140,204
	Expeditors International of Washington Inc.	1,215,726	138,897
	Veralto Corp.	1,045,173	105,510
	Hubbell Inc.	236,779	96,703
*	Zebra Technologies Corp. Class A	225,879	69,652
	Ball Corp.	1,232,503	69,131
	Masco Corp.	936,906	60,299
	JB Hunt Transport Services Inc.	352,116	50,564
*	Ralliant Corp.	503,515	24,415
	Textron Inc.	807	65
			31,623,984

Value Index Fund
		Shares	Market Value• ($000)
Real Estate (2.9%)
	Prologis Inc.	8,217,844	863,860
	Digital Realty Trust Inc.	2,988,033	520,904
	Simon Property Group Inc.	2,750,815	442,221
	Public Storage	1,400,727	411,001
	Crown Castle Inc.	3,864,463	396,996
*	CBRE Group Inc. Class A	2,646,035	370,762
	VICI Properties Inc.	9,378,624	305,743
	Extra Space Storage Inc.	1,883,371	277,684
	Iron Mountain Inc.	2,618,439	268,573
	AvalonBay Communities Inc.	1,263,638	257,150
	Ventas Inc.	4,005,462	252,945
	Realty Income Corp.	4,008,080	230,906
	Equity Residential	3,203,522	216,206
	Invitation Homes Inc.	5,168,146	169,515
	Weyerhaeuser Co.	6,437,598	165,382
	Essex Property Trust Inc.	571,438	161,946
	Mid-America Apartment Communities Inc.	1,038,890	153,766
	Sun Communities Inc.	566,462	71,652
	Alexandria Real Estate Equities Inc.	768,551	55,820
	WP Carey Inc.	982	61
	UDR Inc.	1,476	60
	Healthpeak Properties Inc.	3,122	55
	Lineage Inc.	133	6
			5,593,214
Technology (7.2%)
	Oracle Corp.	14,929,781	3,264,098
	International Business Machines Corp.	8,246,897	2,431,020
	QUALCOMM Inc.	9,742,889	1,551,652
	Micron Technology Inc.	9,916,100	1,222,159
	Analog Devices Inc.	4,403,163	1,048,041
	Intel Corp.	34,833,074	780,261
	TE Connectivity plc	2,630,793	443,736
	Corning Inc.	6,837,146	359,565
	Cognizant Technology Solutions Corp. Class A	4,374,991	341,381
	Microchip Technology Inc.	4,787,189	336,874
	Dell Technologies Inc. Class C	2,597,761	318,485
	Hewlett Packard Enterprise Co.	11,658,023	238,407
	CDW Corp.	1,168,623	208,704
	HP Inc.	8,335,972	203,898
	Western Digital Corp.	3,096,354	198,136
*	ON Semiconductor Corp.	3,708,806	194,379
	NetApp Inc.	1,780,337	189,695
*	Zoom Communications Inc.	2,079,528	162,162
	SS&C Technologies Holdings Inc.	1,860,937	154,086
	Gen Digital Inc. (XNGS)	4,955,616	145,695
	Seagate Technology Holdings plc	941,687	135,914
	Leidos Holdings Inc.	571,240	90,119
	Teradyne Inc.	355,506	31,967
*	Snap Inc. Class A	2,355,292	20,467
*	GoDaddy Inc. Class A	633	114
*	Akamai Technologies Inc.	669	53
			14,071,068
Telecommunications (3.7%)
	Cisco Systems Inc.	31,625,925	2,194,207
	AT&T Inc.	63,851,258	1,847,855
	Verizon Communications Inc.	33,672,233	1,456,998
	Comcast Corp. Class A	33,053,196	1,179,669
*	Charter Communications Inc. Class A	809,934	331,109
	Motorola Solutions Inc.	740,761	311,460
			7,321,298
Utilities (5.9%)
	NextEra Energy Inc.	17,266,803	1,198,661
	Constellation Energy Corp.	2,796,034	902,448
	Southern Co.	9,762,835	896,521
	Waste Management Inc.	3,570,984	817,113
	Duke Energy Corp.	6,894,954	813,605
	Vistra Corp.	3,010,458	583,457
	American Electric Power Co. Inc.	4,739,337	491,754

Value Index Fund
		Shares	Market Value• ($000)
	Republic Services Inc.	1,803,125	444,669
	Sempra	5,785,317	438,353
	Dominion Energy Inc.	7,564,757	427,560
	Exelon Corp.	8,960,182	389,051
	Public Service Enterprise Group Inc.	4,428,675	372,806
	Xcel Energy Inc.	5,116,284	348,419
	Consolidated Edison Inc.	3,197,399	320,859
	Entergy Corp.	3,823,230	317,787
	WEC Energy Group Inc.	2,832,318	295,127
	PG&E Corp.	18,996,040	264,805
	American Water Works Co. Inc.	1,730,588	240,742
	Ameren Corp.	2,450,849	235,380
	DTE Energy Co.	1,657,463	219,548
	CenterPoint Energy Inc.	5,793,277	212,845
	PPL Corp.	6,233,030	211,237
	Eversource Energy	3,260,583	207,438
	FirstEnergy Corp.	4,865,663	195,892
	CMS Energy Corp.	2,651,267	183,680
	Edison International	3,414,370	176,181
	Alliant Energy Corp.	2,280,095	137,877
	NiSource Inc.	2,088,534	84,251
	Evergy Inc.	1,019,895	70,301
			11,498,367
Total Common Stocks (Cost $142,215,231)			194,817,158
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $1,207,952)	12,080,740	1,207,953
Total Investments (100.3%) (Cost $143,423,183)			196,025,111
Other Assets and Liabilities—Net (-0.3%)			(508,307)
Net Assets (100%)			195,516,804
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,020.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,831 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	481	150,403	2,195

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/26	CITNA	52,052	(5.187)	83	—
Bank of America Corp.	1/30/26	CITNA	44,954	(5.187)	72	—
Bank of America Corp.	1/30/26	CITNA	42,588	(5.187)	68	—
Citigroup Inc.	8/31/26	BANA	57,030	(5.087)	—	(207)
Citigroup Inc.	8/31/26	BANA	27,664	(5.087)	—	(100)
Citigroup Inc.	8/31/26	BANA	12,768	(5.087)	—	(46)
Citigroup Inc.	8/31/26	BANA	7,831	(5.087)	—	(28)
Citigroup Inc.	8/31/26	BANA	4,256	(5.187)	—	(16)

Value Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/29/25	BANA	32,557	(5.037)	26	—
Goldman Sachs Group Inc.	8/29/25	BANA	31,849	(5.087)	24	—
Goldman Sachs Group Inc.	8/29/25	BANA	17,694	(5.037)	14	—
Goldman Sachs Group Inc.	8/30/25	BANA	7,078	(5.087)	5	—
JPMorgan Chase & Co.	8/31/26	BANA	86,973	(5.037)	—	(321)
Kroger Co.	1/30/26	GSI	66,010	(4.333)	5,609	—
NetApp Inc.	8/29/25	BANA	2,664	(4.984)	—	(7)
NextEra Energy Inc.	1/30/26	GSI	73,780	(4.333)	—	(4,484)
					5,901	(5,209)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $43,063 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $142,215,231)	194,817,158
Affiliated Issuers (Cost $1,207,952)	1,207,953
Total Investments in Securities	196,025,111
Investment in Vanguard	4,934
Cash	330
Cash Collateral Pledged—Futures Contracts	61,990
Receivables for Investment Securities Sold	67,750
Receivables for Accrued Income	191,782
Receivables for Capital Shares Issued	33,840
Variation Margin Receivable—Futures Contracts	4,668
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,901
Total Assets	196,396,306
Liabilities
Payables for Investment Securities Purchased	14,808
Collateral for Securities on Loan	14,831
Payables for Capital Shares Redeemed	57,146
Payables for Distributions	784,180
Payables to Vanguard	3,328
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,209
Total Liabilities	879,502
Net Assets	195,516,804
1 Includes $14,020 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	147,442,492
Total Distributable Earnings (Loss)	48,074,312
Net Assets	195,516,804

Investor Shares—Net Assets
Applicable to 2,130,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	146,987
Net Asset Value Per Share—Investor Shares	$68.98

ETF Shares—Net Assets
Applicable to 783,746,563 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,523,859
Net Asset Value Per Share—ETF Shares	$176.75

Admiral™ Shares—Net Assets
Applicable to 556,009,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,337,462
Net Asset Value Per Share—Admiral Shares	$68.95

Institutional Shares—Net Assets
Applicable to 268,442,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,508,496
Net Asset Value Per Share—Institutional Shares	$68.95

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends	2,155,862
Interest[1]	8,019
Securities Lending—Net	215
Total Income	2,164,096
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,995
Management and Administrative—Investor Shares	117
Management and Administrative—ETF Shares	19,582
Management and Administrative—Admiral Shares	7,712
Management and Administrative—Institutional Shares	2,940
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	2,467
Marketing and Distribution—Admiral Shares	890
Marketing and Distribution—Institutional Shares	239
Custodian Fees	544
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,305
Shareholders’ Reports and Proxy Fees—Admiral Shares	234
Shareholders’ Reports and Proxy Fees—Institutional Shares	183
Trustees’ Fees and Expenses	52
Other Expenses	19
Total Expenses	39,284
Net Investment Income	2,124,812
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,868,077
Futures Contracts	4,713
Swap Contracts	59,147
Realized Net Gain (Loss)	4,931,937
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,275,092
Futures Contracts	6,729
Swap Contracts	3,008
Change in Unrealized Appreciation (Depreciation)	3,284,829
Net Increase (Decrease) in Net Assets Resulting from Operations	10,341,578
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,735, ($14), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,634,024 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,124,812	3,929,118
Realized Net Gain (Loss)	4,931,937	4,846,689
Change in Unrealized Appreciation (Depreciation)	3,284,829	16,075,812
Net Increase (Decrease) in Net Assets Resulting from Operations	10,341,578	24,851,619
Distributions
Investor Shares	(1,556)	(3,312)
ETF Shares	(1,539,947)	(2,861,762)
Admiral Shares	(426,901)	(861,443)
Institutional Shares	(206,834)	(414,270)
Total Distributions	(2,175,238)	(4,140,787)
Capital Share Transactions
Investor Shares	(3,362)	(21,694)
ETF Shares	4,337,186	8,221,081
Admiral Shares	(504,679)	(723,158)
Institutional Shares	(47,395)	(508,620)
Net Increase (Decrease) from Capital Share Transactions	3,781,750	6,967,609
Total Increase (Decrease)	11,948,090	27,678,441
Net Assets
Beginning of Period	183,568,714	155,890,273
End of Period	195,516,804	183,568,714

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.06	$58.31	$54.78	$57.39	$46.43	$46.78
Investment Operations
Net Investment Income[1]	.712	1.367	1.332	1.301	1.177	1.142
Net Realized and Unrealized Gain (Loss) on Investments	2.934	7.827	3.557	(2.604)	10.945	(.362)
Total from Investment Operations	3.646	9.194	4.889	(1.303)	12.122	.780
Distributions
Dividends from Net Investment Income	(.726)	(1.444)	(1.359)	(1.307)	(1.162)	(1.130)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.726)	(1.444)	(1.359)	(1.307)	(1.162)	(1.130)
Net Asset Value, End of Period	$68.98	$66.06	$58.31	$54.78	$57.39	$46.43
Total Return[2]	5.53%	15.84%	9.11%	-2.18%	26.31%	2.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$144	$147	$233	$264	$273
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.14%	2.43%	2.38%	2.22%	2.75%
Portfolio Turnover Rate[4]	3%	9%	10%	5%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$169.28	$149.41	$140.37	$147.08	$118.98	$119.90
Investment Operations
Net Investment Income[1]	1.937	3.731	3.677	3.529	3.212	3.055
Net Realized and Unrealized Gain (Loss) on Investments	7.510	20.055	9.034	(6.707)	28.045	(.935)
Total from Investment Operations	9.447	23.786	12.711	(3.178)	31.257	2.120
Distributions
Dividends from Net Investment Income	(1.977)	(3.916)	(3.671)	(3.532)	(3.157)	(3.040)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.977)	(3.916)	(3.671)	(3.532)	(3.157)	(3.040)
Net Asset Value, End of Period	$176.75	$169.28	$149.41	$140.37	$147.08	$118.98
Total Return	5.60%	16.00%	9.26%	-2.05%	26.47%	2.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,524	$128,419	$106,042	$99,459	$92,776	$61,580
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.27%	2.61%	2.52%	2.35%	2.87%
Portfolio Turnover Rate[3]	3%	9%	10%	5%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.04	$58.29	$54.76	$57.38	$46.41	$46.77
Investment Operations
Net Investment Income[1]	.752	1.447	1.427	1.370	1.245	1.188
Net Realized and Unrealized Gain (Loss) on Investments	2.926	7.824	3.529	(2.618)	10.951	(.367)
Total from Investment Operations	3.678	9.271	4.956	(1.248)	12.196	.821
Distributions
Dividends from Net Investment Income	(.768)	(1.521)	(1.426)	(1.372)	(1.226)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.768)	(1.521)	(1.426)	(1.372)	(1.226)	(1.181)
Net Asset Value, End of Period	$68.95	$66.04	$58.29	$54.76	$57.38	$46.41
Total Return[2]	5.59%	15.99%	9.24%	-2.08%	26.49%	2.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,337	$37,224	$33,518	$32,071	$31,741	$22,486
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.26%	2.60%	2.51%	2.34%	2.86%
Portfolio Turnover Rate[4]	3%	9%	10%	5%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.03	$58.29	$54.76	$57.37	$46.41	$46.77
Investment Operations
Net Investment Income[1]	.756	1.452	1.429	1.377	1.250	1.193
Net Realized and Unrealized Gain (Loss) on Investments	2.935	7.816	3.533	(2.609)	10.941	(.368)
Total from Investment Operations	3.691	9.268	4.962	(1.232)	12.191	.825
Distributions
Dividends from Net Investment Income	(.771)	(1.528)	(1.432)	(1.378)	(1.231)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.771)	(1.528)	(1.432)	(1.378)	(1.231)	(1.185)
Net Asset Value, End of Period	$68.95	$66.03	$58.29	$54.76	$57.37	$46.41
Total Return	5.61%	15.98%	9.26%	-2.05%	26.48%	2.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,508	$17,782	$16,183	$16,452	$15,446	$12,579
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.27%	2.60%	2.52%	2.35%	2.87%
Portfolio Turnover Rate[3]	3%	9%	10%	5%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $4,934,000, representing less than 0.01% of the fund’s net assets and 1.97% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	194,817,158	—	—	194,817,158
Temporary Cash Investments	1,207,953	—	—	1,207,953
Total	196,025,111	—	—	196,025,111
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,195	—	—	2,195
Swap Contracts	—	5,901	—	5,901
Total	2,195	5,901	—	8,096
Liabilities
Swap Contracts	—	(5,209)	—	(5,209)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	143,547,111
Gross Unrealized Appreciation	58,548,860
Gross Unrealized Depreciation	(6,068,665)
Net Unrealized Appreciation (Depreciation)	52,480,195
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $9,365,357,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the fund purchased $5,849,037,000 of investment securities and sold $5,484,565,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $14,570,786,000 and $11,352,400,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,300,419,000 and sales were $1,533,169,000, resulting in net realized loss of $415,860,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,057	165	16,160	253
Issued in Lieu of Cash Distributions	1,556	23	3,312	51
Redeemed	(15,975)	(239)	(41,166)	(649)
Net Increase (Decrease)—Investor Shares	(3,362)	(51)	(21,694)	(345)
ETF Shares
Issued	15,816,044	91,657	19,328,812	116,468
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,478,858)	(66,550)	(11,107,731)	(67,550)
Net Increase (Decrease)—ETF Shares	4,337,186	25,107	8,221,081	48,918

Value Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,490,585	37,261	4,290,075	67,164
Issued in Lieu of Cash Distributions	370,696	5,438	750,648	11,615
Redeemed	(3,365,960)	(50,372)	(5,763,881)	(90,125)
Net Increase (Decrease)—Admiral Shares	(504,679)	(7,673)	(723,158)	(11,346)
Institutional Shares
Issued	1,108,453	16,569	2,237,603	34,886
Issued in Lieu of Cash Distributions	199,595	2,928	401,724	6,217
Redeemed	(1,355,443)	(20,336)	(3,147,947)	(49,470)
Net Increase (Decrease)—Institutional Shares	(47,395)	(839)	(508,620)	(8,367)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Linde plc	548,604	257,394
	Ecolab Inc.	297,378	80,125
	Newmont Corp. (XNYS)	1,297,044	75,566
	Air Products & Chemicals Inc.	259,364	73,156
	Freeport-McMoRan Inc.	1,673,670	72,554
	Fastenal Co.	1,336,982	56,153
	Nucor Corp.	268,894	34,833
	International Paper Co.	615,206	28,810
	International Flavors & Fragrances Inc.	298,030	21,920
	LyondellBasell Industries NV Class A	299,408	17,324
	Steel Dynamics Inc.	82,277	10,532
	CF Industries Holdings Inc.	94,530	8,697
	Avery Dennison Corp.	45,588	7,999
			745,063
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	11,135,102	2,442,930
*	Tesla Inc.	3,190,655	1,013,543
*	Netflix Inc.	495,963	664,159
	Costco Wholesale Corp.	517,071	511,869
	Walmart Inc.	5,128,370	501,452
	Home Depot Inc.	1,159,516	425,125
	Walt Disney Co.	2,095,108	259,814
	McDonald's Corp.	833,331	243,474
*	Uber Technologies Inc.	2,437,039	227,376
	Booking Holdings Inc.	37,923	219,545
	TJX Cos. Inc.	1,301,215	160,687
	Lowe's Cos. Inc.	652,319	144,730
	Starbucks Corp.	1,324,392	121,354
	NIKE Inc. Class B	1,372,996	97,538
*	O'Reilly Automotive Inc.	996,266	89,793
	Royal Caribbean Cruises Ltd.	284,829	89,191
*	Chipotle Mexican Grill Inc.	1,570,256	88,170
	Hilton Worldwide Holdings Inc.	277,036	73,786
*	Roblox Corp. Class A	697,484	73,375
*	AutoZone Inc.	19,496	72,374
	Marriott International Inc. Class A	255,378	69,772
*	Airbnb Inc. Class A	454,204	60,109
*	Flutter Entertainment plc	205,913	58,842
	General Motors Co.	1,120,535	55,142
	Target Corp.	529,511	52,236
*	Carvana Co.	149,487	50,371
*	Copart Inc.	1,013,313	49,723
	Ford Motor Co.	4,552,097	49,390
	Ross Stores Inc.	383,238	48,894
*	Take-Two Interactive Software Inc.	200,666	48,732
	Yum! Brands Inc.	323,974	48,007
	Electronic Arts Inc.	292,253	46,673
	DR Horton Inc.	322,190	41,537
	eBay Inc.	537,246	40,003
	Garmin Ltd.	190,723	39,808
*	Trade Desk Inc. Class A	522,240	37,596
	Delta Air Lines Inc.	761,064	37,429
*	Carnival Corp.	1,223,597	34,408
	Tractor Supply Co.	617,913	32,607
*	United Airlines Holdings Inc.	381,943	30,414
*	Lululemon Athletica Inc.	127,358	30,258
	Lennar Corp. Class A	269,385	29,797
*	Warner Bros Discovery Inc.	2,594,912	29,738
	Darden Restaurants Inc.	136,397	29,730

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Dollar General Corp.	256,327	29,319
*	Live Nation Entertainment Inc.	190,929	28,884
	PulteGroup Inc.	233,530	24,628
*	Ulta Beauty Inc.	52,606	24,610
*	NVR Inc.	3,239	23,922
	Expedia Group Inc.	141,684	23,899
*	Dollar Tree Inc.	232,601	23,037
	Southwest Airlines Co.	663,929	21,538
	Estee Lauder Cos. Inc. Class A	245,536	19,839
	Genuine Parts Co.	161,618	19,606
	Rollins Inc.	338,680	19,108
*	Burlington Stores Inc.	73,345	17,063
	Domino's Pizza Inc.	35,878	16,167
	Las Vegas Sands Corp.	370,250	16,110
	Best Buy Co. Inc.	221,780	14,888
	Fox Corp. Class A	230,179	12,899
	News Corp. Class A	430,175	12,785
	Omnicom Group Inc.	113,819	8,188
	Fox Corp. Class B	130,920	6,759
	News Corp. Class B	140,432	4,818
	Warner Music Group Corp. Class A	80,703	2,198
	Lennar Corp. Class B	10,490	1,104
			8,942,870
Consumer Staples (4.0%)
	Procter & Gamble Co.	2,732,456	435,335
	Philip Morris International Inc.	1,813,988	330,382
	Coca-Cola Co.	4,013,060	283,924
	PepsiCo Inc.	1,597,897	210,986
	Altria Group Inc.	1,963,097	115,096
	McKesson Corp.	145,804	106,842
	Mondelez International Inc. Class A	1,509,025	101,769
	CVS Health Corp.	1,474,270	101,695
	Colgate-Palmolive Co.	944,497	85,855
	Cencora Inc.	214,579	64,342
	Corteva Inc.	796,029	59,328
	Kroger Co.	698,382	50,095
	Kimberly-Clark Corp.	386,716	49,855
*	Monster Beverage Corp.	795,593	49,836
	Keurig Dr Pepper Inc.	1,503,755	49,714
	Kenvue Inc.	2,237,756	46,836
	Sysco Corp.	564,892	42,785
	General Mills Inc.	638,197	33,065
	Archer-Daniels-Midland Co.	559,932	29,553
	Hershey Co.	172,463	28,620
	Church & Dwight Co. Inc.	286,988	27,582
	Constellation Brands Inc. Class A	165,924	26,993
	Kellanova	323,454	25,724
	Kraft Heinz Co.	965,564	24,931
	McCormick & Co. Inc.	294,339	22,317
	Tyson Foods Inc. Class A	333,329	18,646
	Clorox Co.	143,491	17,229
	Hormel Foods Corp.	352,875	10,675
	Brown-Forman Corp. Class B	172,866	4,652
	Brown-Forman Corp. Class A	19,909	547
			2,455,209
Energy (3.0%)
	Exxon Mobil Corp.	5,022,542	541,430
	Chevron Corp.	1,933,535	276,863
	ConocoPhillips	1,471,244	132,029
	Williams Cos. Inc.	1,422,972	89,377
	EOG Resources Inc.	636,078	76,081
	Kinder Morgan Inc.	2,201,222	64,716
	Cheniere Energy Inc.	245,545	59,795
	Marathon Petroleum Corp.	358,028	59,472
	ONEOK Inc.	727,941	59,422
	Phillips 66	474,829	56,647
	Schlumberger NV	1,585,357	53,585
	Valero Energy Corp.	365,012	49,065
	Hess Corp.	324,373	44,939

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Baker Hughes Co.	1,154,712	44,272
	Targa Resources Corp.	252,798	44,007
	Occidental Petroleum Corp.	860,195	36,137
	Diamondback Energy Inc.	221,316	30,409
	Devon Energy Corp.	748,137	23,798
	Coterra Energy Inc.	844,761	21,440
	EQT Corp.	348,677	20,335
	Halliburton Co.	901,195	18,366
	Texas Pacific Land Corp.	10,727	11,332
*	First Solar Inc.	59,446	9,841
[1]	Venture Global Inc. Class A	79,015	1,231
			1,824,589
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	2,037,747	989,876
	JPMorgan Chase & Co.	3,238,788	938,957
	Bank of America Corp.	7,900,076	373,832
	Wells Fargo & Co.	3,792,491	303,854
	Goldman Sachs Group Inc.	357,609	253,098
	Morgan Stanley	1,402,319	197,531
	S&P Global Inc.	365,837	192,902
	Citigroup Inc.	2,176,729	185,283
	Charles Schwab Corp.	2,011,675	183,545
	Progressive Corp.	683,191	182,316
	Blackrock Inc.	162,505	170,508
	Chubb Ltd.	443,705	128,550
	Blackstone Inc.	850,349	127,195
	Marsh & McLennan Cos. Inc.	574,448	125,597
	Intercontinental Exchange Inc.	668,545	122,658
	CME Group Inc.	419,974	115,753
	KKR & Co. Inc.	778,480	103,561
	Arthur J Gallagher & Co.	298,459	95,543
	Moody's Corp.	178,219	89,393
	PNC Financial Services Group Inc.	461,034	85,946
	Aon plc Class A (XNYS)	239,076	85,293
*	Robinhood Markets Inc. Class A	893,904	83,696
	US Bancorp	1,815,847	82,167
*	Coinbase Global Inc. Class A	234,055	82,034
	Bank of New York Mellon Corp.	833,852	75,972
	Travelers Cos. Inc.	264,063	70,647
	Aflac Inc.	630,159	66,457
	Apollo Global Management Inc.	466,295	66,153
	Truist Financial Corp.	1,526,309	65,616
	Allstate Corp.	308,637	62,132
	Ameriprise Financial Inc.	110,978	59,232
	American International Group Inc.	671,746	57,495
	MetLife Inc.	665,014	53,480
	Nasdaq Inc.	568,803	50,862
	MSCI Inc.	85,917	49,552
*	Berkshire Hathaway Inc. Class A	64	46,643
	Prudential Financial Inc.	412,585	44,328
	Hartford Insurance Group Inc.	331,147	42,013
	Ares Management Corp. Class A	237,995	41,221
	Arch Capital Group Ltd.	414,919	37,778
	M&T Bank Corp.	187,072	36,290
	Brown & Brown Inc.	322,743	35,783
	Willis Towers Watson plc	115,555	35,418
	LPL Financial Holdings Inc.	93,201	34,948
	State Street Corp.	315,801	33,582
	Broadridge Financial Solutions Inc.	136,897	33,270
	Raymond James Financial Inc.	211,628	32,457
	Fifth Third Bancorp	777,871	31,994
	Cboe Global Markets Inc.	122,039	28,461
	Huntington Bancshares Inc.	1,697,257	28,446
*	Markel Group Inc.	14,046	28,055
	Northern Trust Corp.	215,406	27,311
	Cincinnati Financial Corp.	182,147	27,125
	Interactive Brokers Group Inc. Class A	482,451	26,733
	T Rowe Price Group Inc.	256,735	24,775
	Regions Financial Corp.	1,047,186	24,630

Large-Cap Index Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	331,545	24,359
	KeyCorp.	1,276,432	22,236
	Citizens Financial Group Inc.	479,891	21,475
	Principal Financial Group Inc.	261,157	20,744
	Tradeweb Markets Inc. Class A	135,641	19,858
	FactSet Research Systems Inc.	44,201	19,770
	Loews Corp.	195,414	17,912
	Corebridge Financial Inc.	288,317	10,235
	Fidelity National Financial Inc.	152,230	8,534
	Everest Group Ltd.	24,817	8,434
	Blue Owl Capital Inc.	364,604	7,004
[1]	Rocket Cos. Inc. Class A	280,286	3,975
			6,862,483
Health Care (8.8%)
	Eli Lilly & Co.	994,044	774,887
	Johnson & Johnson	2,804,088	428,324
	AbbVie Inc.	2,058,585	382,115
	UnitedHealth Group Inc.	1,057,185	329,810
	Abbott Laboratories	2,027,648	275,780
	Merck & Co. Inc.	2,926,386	231,653
*	Intuitive Surgical Inc.	417,702	226,983
*	Boston Scientific Corp.	1,724,156	185,192
	Thermo Fisher Scientific Inc.	439,953	178,383
	Amgen Inc.	626,654	174,968
	Gilead Sciences Inc.	1,449,694	160,728
	Pfizer Inc.	6,626,015	160,615
	Stryker Corp.	400,847	158,587
	Danaher Corp.	750,675	148,288
*	Vertex Pharmaceuticals Inc.	299,277	133,238
	Medtronic plc	1,494,734	130,296
	Bristol-Myers Squibb Co.	2,371,706	109,786
	Cigna Group	311,333	102,920
	Elevance Health Inc.	263,308	102,416
	HCA Healthcare Inc.	196,256	75,186
	Zoetis Inc.	466,967	72,824
	Regeneron Pharmaceuticals Inc.	123,709	64,947
	Becton Dickinson & Co.	334,026	57,536
*	Edwards Lifesciences Corp.	683,636	53,467
*	IDEXX Laboratories Inc.	93,723	50,267
*	Alnylam Pharmaceuticals Inc.	151,953	49,550
*	Veeva Systems Inc. Class A	170,661	49,147
	Cardinal Health Inc.	278,140	46,728
	ResMed Inc.	170,880	44,087
*	Dexcom Inc.	456,957	39,888
	Agilent Technologies Inc.	332,288	39,213
	GE HealthCare Technologies Inc.	506,947	37,550
	Humana Inc.	140,656	34,388
*	Centene Corp.	579,922	31,478
*	IQVIA Holdings Inc.	191,541	30,185
	STERIS plc	114,499	27,505
	Labcorp Holdings Inc.	97,535	25,604
*	Waters Corp.	69,341	24,203
	Quest Diagnostics Inc.	130,074	23,365
*	Biogen Inc.	170,731	21,442
	Zimmer Biomet Holdings Inc.	230,498	21,024
*	Molina Healthcare Inc.	63,124	18,805
	West Pharmaceutical Services Inc.	83,676	18,308
	Baxter International Inc.	597,710	18,099
	Royalty Pharma plc Class A	416,937	15,022
*	Insulet Corp.	41,058	12,900
*	Cooper Cos. Inc.	116,695	8,304
*,2	ABIOMED Inc. CVR	12	—
			5,405,991
Industrials (11.6%)
	Visa Inc. Class A	1,844,124	654,756
	Mastercard Inc. Class A	945,391	531,253
	General Electric Co.	1,180,635	303,884
	RTX Corp.	1,556,930	227,343
	Accenture plc Class A	729,586	218,066

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Caterpillar Inc.	548,113	212,783
*	Boeing Co.	878,717	184,118
	American Express Co.	571,571	182,320
	Honeywell International Inc.	748,987	174,424
	GE Vernova Inc.	318,074	168,309
	Eaton Corp. plc	456,020	162,795
	Union Pacific Corp.	696,320	160,209
	Capital One Financial Corp.	745,464	158,605
	Deere & Co.	300,496	152,799
	Automatic Data Processing Inc.	473,090	145,901
	Lockheed Martin Corp.	273,052	126,461
	Trane Technologies plc	259,901	113,683
*	Fiserv Inc.	646,284	111,426
	Parker-Hannifin Corp.	148,913	104,011
	TransDigm Group Inc.	65,456	99,535
	3M Co.	627,205	95,486
	Sherwin-Williams Co.	262,852	90,253
	Cintas Corp.	400,006	89,149
	Howmet Aerospace Inc.	470,428	87,561
	Emerson Electric Co.	655,547	87,404
	United Parcel Service Inc. Class B (XNYS)	855,150	86,319
*	PayPal Holdings Inc.	1,133,609	84,250
	Northrop Grumman Corp.	167,738	83,866
	Johnson Controls International plc	766,877	80,997
	Illinois Tool Works Inc.	324,411	80,211
	General Dynamics Corp.	265,880	77,547
	CRH plc	787,420	72,285
	CSX Corp.	2,189,327	71,438
*	Axon Enterprise Inc.	86,189	71,359
	Carrier Global Corp.	949,144	69,468
	Norfolk Southern Corp.	262,740	67,254
	Quanta Services Inc.	172,701	65,295
	PACCAR Inc.	611,796	58,157
	FedEx Corp.	251,324	57,128
	United Rentals Inc.	75,747	57,068
	WW Grainger Inc.	53,185	55,325
	Paychex Inc.	377,804	54,955
	L3Harris Technologies Inc.	217,873	54,651
	Cummins Inc.	160,541	52,577
	Verisk Analytics Inc.	163,029	50,783
	Ferguson Enterprises Inc.	231,562	50,423
	Fidelity National Information Services Inc.	612,489	49,863
*	Fair Isaac Corp.	26,949	49,262
	AMETEK Inc.	269,069	48,691
	Otis Worldwide Corp.	459,966	45,546
*	Block Inc. (XNYS)	646,881	43,943
	Rockwell Automation Inc.	131,359	43,633
	Westinghouse Air Brake Technologies Corp.	199,428	41,750
	Vulcan Materials Co.	153,962	40,156
	Ingersoll Rand Inc. (XYNS)	470,175	39,109
	Martin Marietta Materials Inc.	70,266	38,573
	Equifax Inc.	144,743	37,542
	Xylem Inc.	283,597	36,686
	Old Dominion Freight Line Inc.	221,641	35,972
*	Keysight Technologies Inc.	201,388	32,999
	DuPont de Nemours Inc.	438,957	30,108
	PPG Industries Inc.	264,559	30,094
	Synchrony Financial	443,704	29,613
	Dover Corp.	159,786	29,278
*	Mettler-Toledo International Inc.	24,220	28,452
*	Teledyne Technologies Inc.	54,608	27,976
	Veralto Corp.	274,418	27,702
*	Corpay Inc.	78,090	25,912
	Global Payments Inc.	284,379	22,762
	HEICO Corp. Class A	87,795	22,717
	Dow Inc.	822,223	21,772
*	Trimble Inc.	277,917	21,116
	Fortive Corp.	396,117	20,650
	TransUnion	227,226	19,996
	Packaging Corp. of America	104,797	19,749

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	60,909	18,954
	Jacobs Solutions Inc.	139,938	18,395
	Expeditors International of Washington Inc.	159,493	18,222
	HEICO Corp.	48,268	15,832
	Hubbell Inc.	31,138	12,717
*	Zebra Technologies Corp. Class A	29,660	9,146
	Ball Corp.	161,865	9,079
	Masco Corp.	122,988	7,915
	JB Hunt Transport Services Inc.	46,272	6,645
*	Ralliant Corp.	66,102	3,205
			7,125,622
Real Estate (1.9%)
	American Tower Corp.	545,585	120,585
	Welltower Inc.	762,133	117,163
	Prologis Inc.	1,079,398	113,466
	Equinix Inc.	113,999	90,683
	Digital Realty Trust Inc.	392,507	68,426
	Realty Income Corp.	1,052,551	60,637
	Simon Property Group Inc.	361,392	58,097
	Public Storage	184,020	53,995
	Crown Castle Inc.	507,517	52,137
*	CBRE Group Inc. Class A	347,426	48,681
	VICI Properties Inc.	1,231,617	40,151
*	CoStar Group Inc.	491,679	39,531
	Extra Space Storage Inc.	247,322	36,465
	Iron Mountain Inc.	343,836	35,267
	AvalonBay Communities Inc.	165,937	33,768
	Ventas Inc.	525,932	33,213
	SBA Communications Corp.	125,221	29,407
	Equity Residential	420,659	28,390
	Invitation Homes Inc.	678,351	22,250
	Weyerhaeuser Co.	845,058	21,710
	Essex Property Trust Inc.	74,999	21,255
	Mid-America Apartment Communities Inc.	136,346	20,181
	Sun Communities Inc.	148,676	18,806
	Alexandria Real Estate Equities Inc.	100,921	7,330
			1,171,594
Technology (38.8%)
	Microsoft Corp.	8,661,919	4,308,525
	NVIDIA Corp.	27,014,013	4,267,944
	Apple Inc.	17,406,253	3,571,241
	Meta Platforms Inc. Class A	2,530,265	1,867,563
	Broadcom Inc.	5,479,660	1,510,468
	Alphabet Inc. Class A	6,782,402	1,195,263
	Alphabet Inc. Class C	5,407,900	959,307
	Oracle Corp.	1,960,842	428,699
*	Palantir Technologies Inc. Class A	2,505,332	341,527
	International Business Machines Corp.	1,083,132	319,286
	Salesforce Inc.	1,058,426	288,622
*	Advanced Micro Devices Inc.	1,889,581	268,132
*	ServiceNow Inc.	241,238	248,012
	Intuit Inc.	308,834	243,247
	Texas Instruments Inc.	1,058,736	219,815
	QUALCOMM Inc.	1,279,613	203,791
*	Adobe Inc.	496,701	192,164
	Applied Materials Inc.	935,227	171,212
	Micron Technology Inc.	1,302,415	160,523
*	Palo Alto Networks Inc.	777,087	159,023
	Lam Research Corp.	1,490,670	145,102
*	Crowdstrike Holdings Inc. Class A	275,743	140,439
	Amphenol Corp. Class A	1,409,654	139,203
	KLA Corp.	154,112	138,044
	Analog Devices Inc.	578,324	137,653
*	MicroStrategy Inc. Class A	295,736	119,545
	Intel Corp.	4,575,142	102,483
*	AppLovin Corp. Class A	286,872	100,428
*	Cadence Design Systems Inc.	318,204	98,055
*	DoorDash Inc. Class A	394,933	97,355
*	Synopsys Inc.	180,826	92,706

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Fortinet Inc.	758,215	80,159
*	Snowflake Inc. Class A	349,958	78,310
	Marvell Technology Inc.	1,006,690	77,918
*	Autodesk Inc.	249,339	77,188
	Roper Technologies Inc.	125,307	71,029
*	Cloudflare Inc. Class A	343,818	67,330
*	Workday Inc. Class A	251,724	60,414
	TE Connectivity plc	345,594	58,291
	Vertiv Holdings Co. Class A	444,122	57,030
*	Datadog Inc. Class A	353,709	47,514
	Corning Inc.	898,308	47,242
	Cognizant Technology Solutions Corp. Class A	574,539	44,831
	Microchip Technology Inc.	628,604	44,235
	Dell Technologies Inc. Class C	341,094	41,818
*	Atlassian Corp. Ltd. Class A	192,571	39,109
	Monolithic Power Systems Inc.	53,006	38,768
*	Zscaler Inc.	117,201	36,794
*	ANSYS Inc.	102,463	35,987
	Seagate Technology Holdings plc	247,312	35,695
*	Gartner Inc.	85,214	34,445
*	HubSpot Inc.	58,384	32,498
	Hewlett Packard Enterprise Co.	1,530,811	31,305
*	GoDaddy Inc. Class A	166,051	29,899
*	Tyler Technologies Inc.	50,257	29,794
*	Super Micro Computer Inc. (XNGS)	591,191	28,974
	CDW Corp.	153,452	27,405
	VeriSign Inc.	93,014	26,862
	HP Inc.	1,094,565	26,773
	Western Digital Corp.	406,539	26,014
*	ON Semiconductor Corp.	486,976	25,522
	NetApp Inc.	236,991	25,251
*	Pinterest Inc. Class A	657,805	23,589
*	Zoom Communications Inc.	272,930	21,283
	SS&C Technologies Holdings Inc.	244,221	20,222
*	Okta Inc.	194,701	19,464
	Gen Digital Inc. (XNGS)	650,200	19,116
*	MongoDB Inc.	90,412	18,986
	Leidos Holdings Inc.	75,100	11,848
	Teradyne Inc.	93,576	8,414
*,1	CoreWeave Inc. Class A	40,130	6,544
*	Snap Inc. Class A	619,935	5,387
	Bentley Systems Inc. Class B	85,106	4,593
			23,779,227
Telecommunications (2.1%)
	Cisco Systems Inc.	4,153,572	288,175
	AT&T Inc.	8,385,852	242,686
	Verizon Communications Inc.	4,422,374	191,356
	Comcast Corp. Class A	4,340,475	154,911
	T-Mobile US Inc.	529,287	126,108
*	Arista Networks Inc.	1,170,904	119,795
	Motorola Solutions Inc.	194,524	81,790
*	Charter Communications Inc. Class A	106,330	43,469
			1,248,290
Utilities (2.6%)
	NextEra Energy Inc.	2,399,134	166,548
	Constellation Energy Corp.	367,239	118,530
	Southern Co.	1,282,226	117,747
	Waste Management Inc.	468,997	107,316
	Duke Energy Corp.	905,597	106,860
	Vistra Corp.	395,438	76,640
	American Electric Power Co. Inc.	622,584	64,599
	Republic Services Inc.	236,751	58,385
	Sempra	760,040	57,588
	Waste Connections Inc. (XTSE)	301,121	56,225
	Dominion Energy Inc.	993,860	56,173
	Exelon Corp.	1,176,609	51,088
	Public Service Enterprise Group Inc.	581,526	48,953
	Xcel Energy Inc.	672,173	45,775
	Consolidated Edison Inc.	419,906	42,138

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Entergy Corp.	502,020	41,728
	WEC Energy Group Inc.	371,919	38,754
	PG&E Corp.	2,494,326	34,771
	American Water Works Co. Inc.	227,249	31,613
	Ameren Corp.	322,118	30,936
	DTE Energy Co.	217,658	28,831
	CenterPoint Energy Inc.	760,704	27,948
	PPL Corp.	818,284	27,732
	Eversource Energy	428,114	27,237
	FirstEnergy Corp.	638,881	25,721
	CMS Energy Corp.	348,469	24,142
	Edison International	448,256	23,130
	Alliant Energy Corp.	299,128	18,088
	NiSource Inc.	274,509	11,074
	Evergy Inc.	134,047	9,240
			1,575,510
Total Common Stocks (Cost $28,295,848)			61,136,448
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $130,694)	1,307,075	130,694
Total Investments (100.0%) (Cost $28,426,542)			61,267,142
Other Assets and Liabilities—Net (0.0%)			(28,997)
Net Assets (100%)			61,238,145
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,551.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,800 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	171	53,470	1,593

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	53,258	(4.337)	—	(103)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,295,848)	61,136,448
Affiliated Issuers (Cost $130,694)	130,694
Total Investments in Securities	61,267,142
Investment in Vanguard	1,526
Cash Collateral Pledged—Futures Contracts	7,417
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,060
Receivables for Investment Securities Sold	83,702
Receivables for Accrued Income	29,564
Receivables for Capital Shares Issued	8,263
Variation Margin Receivable—Futures Contracts	584
Total Assets	61,401,258
Liabilities
Due to Custodian	29
Payables for Investment Securities Purchased	3,556
Collateral for Securities on Loan	9,800
Payables for Capital Shares Redeemed	12,441
Payables for Distributions	136,142
Payables to Vanguard	1,042
Unrealized Depreciation—Over-the-Counter Swap Contracts	103
Total Liabilities	163,113
Net Assets	61,238,145
1 Includes $9,551 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	28,314,651
Total Distributable Earnings (Loss)	32,923,494
Net Assets	61,238,145

Investor Shares—Net Assets
Applicable to 214,635 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,741
Net Asset Value Per Share—Investor Shares	$115.27

ETF Shares—Net Assets
Applicable to 148,648,032 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,420,817
Net Asset Value Per Share—ETF Shares	$285.38

Admiral™ Shares—Net Assets
Applicable to 104,064,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,997,711
Net Asset Value Per Share—Admiral Shares	$144.12

Institutional Shares—Net Assets
Applicable to 6,397,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,794,876
Net Asset Value Per Share—Institutional Shares	$593.16

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	371,307
Interest[2]	1,747
Securities Lending—Net	36
Total Income	373,090
Expenses
The Vanguard Group—Note B
Investment Advisory Services	605
Management and Administrative—Investor Shares	19
Management and Administrative—ETF Shares	6,199
Management and Administrative—Admiral Shares	2,993
Management and Administrative—Institutional Shares	563
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	590
Marketing and Distribution—Admiral Shares	306
Marketing and Distribution—Institutional Shares	48
Custodian Fees	243
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	504
Shareholders’ Reports and Proxy Fees—Admiral Shares	25
Shareholders’ Reports and Proxy Fees—Institutional Shares	6
Trustees’ Fees and Expenses	16
Other Expenses	12
Total Expenses	12,130
Net Investment Income	360,960
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,691,464
Futures Contracts	5,894
Swap Contracts	4,912
Foreign Currencies	—
Realized Net Gain (Loss)	1,702,270
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,660,136
Futures Contracts	1,926
Swap Contracts	(15)
Change in Unrealized Appreciation (Depreciation)	1,662,047
Net Increase (Decrease) in Net Assets Resulting from Operations	3,725,277
1	Dividends are net of foreign withholding taxes of $28.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,663, less than $1, and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,861,200 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	360,960	681,037
Realized Net Gain (Loss)	1,702,270	943,661
Change in Unrealized Appreciation (Depreciation)	1,662,047	9,890,707
Net Increase (Decrease) in Net Assets Resulting from Operations	3,725,277	11,515,405
Distributions
Investor Shares	(138)	(323)
ETF Shares	(260,540)	(483,431)
Admiral Shares	(90,764)	(178,582)
Institutional Shares	(22,007)	(40,890)
Total Distributions	(373,449)	(703,226)
Capital Share Transactions
Investor Shares	(5,835)	1,583
ETF Shares	1,032,095	960,748
Admiral Shares	(272,810)	(288,929)
Institutional Shares	347,649	(52,046)
Net Increase (Decrease) from Capital Share Transactions	1,101,099	621,356
Total Increase (Decrease)	4,452,927	11,433,535
Net Assets
Beginning of Period	56,785,218	45,351,683
End of Period	61,238,145	56,785,218

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$108.91	$88.20	$70.38	$89.03	$71.00	$59.72
Investment Operations
Net Investment Income[1]	.612	1.176	1.142	1.058	.956	.969
Net Realized and Unrealized Gain (Loss) on Investments	6.374	20.755	17.823	(18.646)	18.025	11.268
Total from Investment Operations	6.986	21.931	18.965	(17.588)	18.981	12.237
Distributions
Dividends from Net Investment Income	(.626)	(1.221)	(1.145)	(1.062)	(.951)	(.957)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.626)	(1.221)	(1.145)	(1.062)	(.951)	(.957)
Net Asset Value, End of Period	$115.27	$108.91	$88.20	$70.38	$89.03	$71.00
Total Return[2]	6.44%	24.95%	27.12%	-19.78%	26.87%	20.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$30	$23	$17	$36	$37
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.17%	1.44%	1.38%	1.19%	1.61%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$269.66	$218.35	$174.22	$220.44	$175.80	$147.88
Investment Operations
Net Investment Income[1]	1.678	3.240	3.079	2.905	2.646	2.594
Net Realized and Unrealized Gain (Loss) on Investments	15.779	51.408	44.134	(46.233)	44.617	27.890
Total from Investment Operations	17.457	54.648	47.213	(43.328)	47.263	30.484
Distributions
Dividends from Net Investment Income	(1.737)	(3.338)	(3.083)	(2.892)	(2.623)	(2.564)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.737)	(3.338)	(3.083)	(2.892)	(2.623)	(2.564)
Net Asset Value, End of Period	$285.38	$269.66	$218.35	$174.22	$220.44	$175.80
Total Return	6.51%	25.12%	27.29%	-19.68%	27.02%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,421	$39,086	$30,728	$24,137	$28,242	$21,540
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.30%	1.57%	1.55%	1.33%	1.74%
Portfolio Turnover Rate[3]	1%	2%	2%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$136.18	$110.27	$87.98	$111.33	$88.79	$74.69
Investment Operations
Net Investment Income[1]	.840	1.622	1.544	1.456	1.325	1.303
Net Realized and Unrealized Gain (Loss) on Investments	7.970	25.961	22.293	(23.348)	22.530	14.084
Total from Investment Operations	8.810	27.583	23.837	(21.892)	23.855	15.387
Distributions
Dividends from Net Investment Income	(.870)	(1.673)	(1.547)	(1.458)	(1.315)	(1.287)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.870)	(1.673)	(1.547)	(1.458)	(1.315)	(1.287)
Net Asset Value, End of Period	$144.12	$136.18	$110.27	$87.98	$111.33	$88.79
Total Return[2]	6.50%	25.10%	27.28%	-19.70%	27.01%	21.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,998	$14,446	$11,953	$9,583	$11,847	$9,338
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.29%	1.56%	1.54%	1.32%	1.73%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$560.49	$453.84	$362.12	$458.22	$365.43	$307.39
Investment Operations
Net Investment Income[1]	3.511	6.727	6.401	6.032	5.477	5.389
Net Realized and Unrealized Gain (Loss) on Investments	32.771	106.860	91.727	(96.092)	92.764	57.981
Total from Investment Operations	36.282	113.587	98.128	(90.060)	98.241	63.370
Distributions
Dividends from Net Investment Income	(3.612)	(6.937)	(6.408)	(6.040)	(5.451)	(5.330)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.612)	(6.937)	(6.408)	(6.040)	(5.451)	(5.330)
Net Asset Value, End of Period	$593.16	$560.49	$453.84	$362.12	$458.22	$365.43
Total Return	6.51%	25.12%	27.28%	-19.69%	27.03%	21.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,795	$3,224	$2,648	$2,071	$2,524	$2,149
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.30%	1.57%	1.55%	1.32%	1.74%
Portfolio Turnover Rate[3]	1%	2%	2%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,526,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Large-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	61,136,448	—	—	61,136,448
Temporary Cash Investments	130,694	—	—	130,694
Total	61,267,142	—	—	61,267,142
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,593	—	—	1,593
Liabilities
Swap Contracts	—	(103)	—	(103)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,470,017
Gross Unrealized Appreciation	33,370,987
Gross Unrealized Depreciation	(572,269)
Net Unrealized Appreciation (Depreciation)	32,798,718
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $1,589,687,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2025, the fund purchased $897,041,000 of investment securities and sold $735,067,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,370,934,000 and $2,437,978,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $162,997,000 and sales were $251,897,000, resulting in net realized loss of $103,102,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,940	19	10,703	111
Issued in Lieu of Cash Distributions	138	1	323	3
Redeemed	(7,913)	(76)	(9,443)	(100)
Net Increase (Decrease)—Investor Shares	(5,835)	(56)	1,583	14
ETF Shares
Issued	3,475,309	13,351	2,433,714	9,967
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,443,214)	(9,650)	(1,472,966)	(5,750)
Net Increase (Decrease)—ETF Shares	1,032,095	3,701	960,748	4,217

Large-Cap Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	762,078	5,731	1,557,760	12,519
Issued in Lieu of Cash Distributions	73,833	537	145,714	1,129
Redeemed	(1,108,721)	(8,283)	(1,992,403)	(15,965)
Net Increase (Decrease)—Admiral Shares	(272,810)	(2,015)	(288,929)	(2,317)
Institutional Shares
Issued	521,545	959	537,247	1,068
Issued in Lieu of Cash Distributions	18,411	32	34,484	65
Redeemed	(192,307)	(345)	(623,777)	(1,216)
Net Increase (Decrease)—Institutional Shares	347,649	646	(52,046)	(83)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q03072 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	3,241,505,677,653	52,033,287,755	N/A	N/A
Mark Loughridge	3,207,473,844,123	86,065,121,290	N/A	N/A
Scott C. Malpass	3,217,781,421,588	75,757,543,824	N/A	N/A
John Murphy	3,250,531,221,976	43,007,743,432	N/A	N/A
Lubos Pastor	3,250,323,453,375	43,215,512,028	N/A	N/A
Rebecca Patterson	3,253,657,324,381	39,881,641,031	N/A	N/A
André F. Perold	3,239,704,461,012	53,834,504,390	N/A	N/A
Salim Ramji	3,239,014,341,871	54,524,623,531	N/A	N/A
Sarah Bloom Raskin	3,226,915,067,114	66,623,898,288	N/A	N/A
Grant Reid	3,240,421,718,367	53,117,247,044	N/A	N/A
David Thomas	3,245,221,763,895	48,317,201,506	N/A	N/A
Barbara Venneman	3,251,687,975,712	41,850,989,695	N/A	N/A
Peter F. Volanakis	3,207,397,368,930	86,141,596,475	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – 500 Index Fund

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Stock Index Large-Cap Funds

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.